UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Semi-Annual Report

February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Large Cap Growth Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

During January 2019 the Board approved to change the investment advisor from FMR Co., Inc. (FMRC) to Fidelity Management & Research Company (FMR) effective February 1, 2019. There was no change to the management fee.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2019

% of fund's net assets
Apple, Inc.	6.4
Microsoft Corp.	6.2
Amazon.com, Inc.	5.5
Facebook, Inc. Class A	3.2
Alphabet, Inc. Class A	2.6
Visa, Inc. Class A	2.5
The Boeing Co.	2.4
UnitedHealth Group, Inc.	2.2
Alphabet, Inc. Class C	2.2
MasterCard, Inc. Class A	2.1
35.3

Top Market Sectors as of February 28, 2019

% of fund's net assets
Information Technology	33.7
Consumer Discretionary	15.6
Health Care	15.2
Communication Services	13.3
Industrials	10.5
Consumer Staples	4.4
Financials	4.3
Materials	0.8
Real Estate	0.7
Energy	0.6

Asset Allocation (% of fund's net assets)

As of February 28, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 0.9%

Fidelity® Large Cap Growth Enhanced Index Fund

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 13.3%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	77,008	$4,383,295
Entertainment - 2.7%
Activision Blizzard, Inc.	11,201	472,010
Netflix, Inc. (a)	37,547	13,445,581
The Walt Disney Co.	131,449	14,832,705
		28,750,296
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	24,518	27,620,753
Class C (a)	21,235	23,781,501
CarGurus, Inc. Class A (a)	132,991	5,682,705
Facebook, Inc. Class A (a)	213,336	34,443,097
Yelp, Inc. (a)	88,297	3,289,946
		94,818,002
Media - 1.3%
AMC Networks, Inc. Class A (a)(b)	86,276	5,669,196
CBS Corp. Class B	4,853	243,669
Comcast Corp. Class A	37,200	1,438,524
Nexstar Broadcasting Group, Inc. Class A	2,948	288,108
Omnicom Group, Inc.	80,416	6,087,491
		13,726,988
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	19,740	1,425,425

TOTAL COMMUNICATION SERVICES		143,104,006

CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.2%
BorgWarner, Inc.	48,735	1,979,128
Gentex Corp.	282,264	5,741,250
Lear Corp.	34,957	5,315,911
Tenneco, Inc.	8,466	292,924
		13,329,213
Hotels, Restaurants & Leisure - 1.0%
Extended Stay America, Inc. unit	84,106	1,534,093
Starbucks Corp.	117,085	8,226,392
Wendy's Co.	31,314	542,672
Wyndham Destinations, Inc.	2,070	93,212
		10,396,369
Household Durables - 0.1%
Toll Brothers, Inc.	22,660	806,696
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	35,914	58,892,855
eBay, Inc.	107,520	3,994,368
Etsy, Inc. (a)	5,529	394,052
The Booking Holdings, Inc. (a)	1,526	2,589,683
		65,870,958
Multiline Retail - 0.2%
Nordstrom, Inc. (b)	37,959	1,794,702
Specialty Retail - 4.6%
American Eagle Outfitters, Inc.	11,848	241,699
Best Buy Co., Inc.	24,702	1,700,486
Gap, Inc.	23,740	602,996
Home Depot, Inc.	116,226	21,518,082
L Brands, Inc.	22,209	580,543
Lowe's Companies, Inc.	19,904	2,091,711
Michaels Companies, Inc. (a)	16,477	232,985
O'Reilly Automotive, Inc. (a)	12,246	4,555,022
Ross Stores, Inc.	77,817	7,379,386
TJX Companies, Inc.	173,522	8,899,943
Urban Outfitters, Inc. (a)	43,015	1,327,013
		49,129,866
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	39,570	5,854,382
NIKE, Inc. Class B	171,355	14,690,264
Tapestry, Inc.	142,404	4,975,596
		25,520,242

TOTAL CONSUMER DISCRETIONARY		166,848,046

CONSUMER STAPLES - 4.4%
Beverages - 1.7%
PepsiCo, Inc.	103,672	11,988,630
The Coca-Cola Co.	137,785	6,247,172
		18,235,802
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	12,187	2,665,784
Kroger Co.	40,318	1,182,527
Sysco Corp.	108,744	7,345,657
Walgreens Boots Alliance, Inc.	5,777	411,265
		11,605,233
Household Products - 1.4%
Clorox Co.	17,225	2,722,067
Colgate-Palmolive Co.	82,465	5,431,970
Kimberly-Clark Corp.	7,125	832,414
Procter & Gamble Co.	56,089	5,527,571
		14,514,022
Tobacco - 0.2%
Altria Group, Inc.	44,447	2,329,467

TOTAL CONSUMER STAPLES		46,684,524

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	5,663	246,341
Cheniere Energy, Inc. (a)	27,732	1,787,327
Parsley Energy, Inc. Class A (a)	128,963	2,339,389
PBF Energy, Inc. Class A	56,889	1,767,541
		6,140,598
FINANCIALS - 4.3%
Banks - 0.5%
Comerica, Inc.	62,408	5,436,361
East West Bancorp, Inc.	4,889	266,988
		5,703,349
Capital Markets - 1.8%
Evercore, Inc. Class A	3,057	281,550
Interactive Brokers Group, Inc.	3,438	189,881
LPL Financial	56,197	4,237,816
Morningstar, Inc.	4,885	618,246
MSCI, Inc.	25,262	4,666,397
Northern Trust Corp.	23,883	2,225,896
Raymond James Financial, Inc.	12,592	1,039,847
SEI Investments Co.	111,847	5,899,929
TD Ameritrade Holding Corp.	2,805	158,006
		19,317,568
Consumer Finance - 1.1%
American Express Co.	39,312	4,235,475
Capital One Financial Corp.	10,775	900,575
Discover Financial Services	5,224	374,091
Synchrony Financial	188,582	6,149,659
		11,659,800
Insurance - 0.9%
Progressive Corp.	128,331	9,355,330
Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	12,336	532,175

TOTAL FINANCIALS		46,568,222

HEALTH CARE - 15.2%
Biotechnology - 5.6%
AbbVie, Inc.	191,596	15,182,067
Amgen, Inc.	77,555	14,741,654
Biogen, Inc. (a)	31,942	10,477,295
Celgene Corp. (a)	45,713	3,799,665
Genomic Health, Inc. (a)	52,952	4,022,763
Gilead Sciences, Inc.	56,659	3,683,968
Regeneron Pharmaceuticals, Inc. (a)	19,764	8,513,145
Sage Therapeutics, Inc. (a)	383	60,993
Sarepta Therapeutics, Inc. (a)	1,470	212,033
		60,693,583
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	36,506	2,833,596
Boston Scientific Corp. (a)	59,016	2,367,722
Hill-Rom Holdings, Inc.	6,412	679,993
IDEXX Laboratories, Inc. (a)	895	188,872
Masimo Corp. (a)	9,700	1,273,416
Varian Medical Systems, Inc. (a)	1,920	257,971
		7,601,570
Health Care Providers & Services - 4.8%
Amedisys, Inc. (a)	10,360	1,287,748
AmerisourceBergen Corp.	5,664	471,811
Anthem, Inc.	17,068	5,132,860
Centene Corp. (a)	68,959	4,198,914
Chemed Corp.	7,593	2,501,894
Cigna Corp.	12,542	2,187,826
CVS Health Corp.	57,756	3,340,029
HCA Holdings, Inc.	2,847	395,847
Humana, Inc.	28,529	8,131,906
Molina Healthcare, Inc. (a)	447	60,180
UnitedHealth Group, Inc.	98,484	23,854,794
		51,563,809
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	17,695	2,086,417
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	2,102	657,443
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	176,594	9,122,846
Eli Lilly & Co.	81,322	10,270,155
Jazz Pharmaceuticals PLC (a)	14,635	2,049,339
Johnson & Johnson	56,119	7,668,100
Merck & Co., Inc.	79,503	6,462,799
Pfizer, Inc.	109,462	4,745,178
		40,318,417

TOTAL HEALTH CARE		162,921,239

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	8,812	1,086,431
Lockheed Martin Corp.	469	145,113
Moog, Inc. Class A	4,470	420,001
The Boeing Co.	57,636	25,357,535
		27,009,080
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	5,747	633,319
XPO Logistics, Inc. (a)	16,009	806,053
		1,439,372
Airlines - 0.3%
Southwest Airlines Co.	45,575	2,554,023
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	124,100	5,851,315
Republic Services, Inc.	639	50,117
Tetra Tech, Inc.	15,445	927,009
		6,828,441
Construction & Engineering - 0.5%
EMCOR Group, Inc.	77,911	5,619,720
Electrical Equipment - 0.4%
Acuity Brands, Inc.	8,303	1,080,386
GrafTech International Ltd.	207,909	2,998,048
		4,078,434
Industrial Conglomerates - 0.3%
3M Co.	12,750	2,644,223
Honeywell International, Inc.	2,266	349,123
		2,993,346
Machinery - 2.4%
Allison Transmission Holdings, Inc.	121,240	6,025,628
Caterpillar, Inc.	83,047	11,405,675
Cummins, Inc.	41,473	6,390,575
IDEX Corp.	1,869	269,323
Lincoln Electric Holdings, Inc.	8,625	745,373
PACCAR, Inc.	8,234	558,265
		25,394,839
Professional Services - 0.7%
Insperity, Inc.	9,837	1,242,118
Robert Half International, Inc.	96,244	6,562,878
		7,804,996
Road & Rail - 2.1%
CSX Corp.	110,553	8,033,887
Landstar System, Inc.	10,211	1,109,731
Union Pacific Corp.	78,999	13,248,132
		22,391,750
Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc.	21,915	6,679,035

TOTAL INDUSTRIALS		112,793,036

INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 1.1%
Cisco Systems, Inc.	104,059	5,387,134
F5 Networks, Inc. (a)	36,563	6,147,703
		11,534,837
Electronic Equipment & Components - 0.7%
CDW Corp.	5,756	540,431
Vishay Intertechnology, Inc.	12,632	276,893
Zebra Technologies Corp. Class A (a)	32,868	6,590,363
		7,407,687
IT Services - 8.3%
Accenture PLC Class A	18,631	3,006,671
Alliance Data Systems Corp.	35,484	6,138,732
Automatic Data Processing, Inc.	7,036	1,076,719
Fidelity National Information Services, Inc.	24,002	2,595,816
First Data Corp. Class A (a)	4,151	104,356
GoDaddy, Inc. (a)	89,950	6,714,768
IBM Corp.	80,223	11,081,203
MasterCard, Inc. Class A	100,934	22,686,935
Maximus, Inc.	47,541	3,360,198
PayPal Holdings, Inc. (a)	38,415	3,767,359
Sabre Corp.	53,652	1,203,414
Visa, Inc. Class A	181,614	26,900,666
		88,636,837
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	224,121	8,592,799
Broadcom, Inc.	38,578	10,622,838
Intel Corp.	110,842	5,870,192
KLA-Tencor Corp.	56,587	6,535,233
Lam Research Corp.	44,787	7,886,543
Maxim Integrated Products, Inc.	16,910	920,411
Micron Technology, Inc. (a)	210,431	8,602,419
NVIDIA Corp.	13,629	2,102,410
ON Semiconductor Corp. (a)	88,119	1,892,796
Texas Instruments, Inc.	27,482	2,907,046
Xilinx, Inc.	3,446	431,784
		56,364,471
Software - 10.6%
Adobe, Inc. (a)	24,371	6,397,388
Atlassian Corp. PLC (a)	901	96,839
Cadence Design Systems, Inc. (a)	54,038	3,093,676
CDK Global, Inc.	8,452	490,301
Citrix Systems, Inc.	60,595	6,392,773
Fortinet, Inc. (a)	46,753	4,057,693
Intuit, Inc.	43,490	10,747,684
LogMeIn, Inc.	28,034	2,227,021
Microsoft Corp.	594,678	66,621,776
Oracle Corp.	92,529	4,823,537
Red Hat, Inc. (a)	8,656	1,580,586
Salesforce.com, Inc. (a)	32,690	5,349,719
Synopsys, Inc. (a)	10,275	1,044,762
Tableau Software, Inc. (a)	4,846	639,187
		113,562,942
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	394,264	68,266,806
HP, Inc.	233,132	4,599,694
NetApp, Inc.	101,505	6,618,126
Seagate Technology LLC	99,381	4,627,179
		84,111,805

TOTAL INFORMATION TECHNOLOGY		361,618,579

MATERIALS - 0.8%
Chemicals - 0.6%
The Chemours Co. LLC	33,020	1,255,751
Westlake Chemical Corp.	76,768	5,363,780
		6,619,531
Metals & Mining - 0.2%
Steel Dynamics, Inc.	51,378	1,917,427

TOTAL MATERIALS		8,536,958

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	3,832	675,007
Americold Realty Trust	102,820	2,956,075
CubeSmart	2,492	76,355
Gaming & Leisure Properties	105,986	3,855,771
		7,563,208
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.	7,512	226,412
TOTAL COMMON STOCKS
(Cost $788,013,535)		1,063,004,828
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $986,903)	1,000,000	986,770
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.44% (d)	6,316,027	$6,317,290
Fidelity Securities Lending Cash Central Fund 2.45% (d)(e)	7,222,056	7,222,778
TOTAL MONEY MARKET FUNDS
(Cost $13,540,068)		13,540,068
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $802,540,506)		1,077,531,666
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,076,371)
NET ASSETS - 100%		$1,072,455,295

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	68	March 2019	$9,467,980	$1,082,318	$1,082,318

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $430,232.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,111
Fidelity Securities Lending Cash Central Fund	4,223
Total	$106,334

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$143,104,006	$143,104,006	$--	$--
Consumer Discretionary	166,848,046	166,848,046	--	--
Consumer Staples	46,684,524	46,684,524	--	--
Energy	6,140,598	6,140,598	--	--
Financials	46,568,222	46,568,222	--	--
Health Care	162,921,239	162,921,239	--	--
Industrials	112,793,036	112,793,036	--	--
Information Technology	361,618,579	361,618,579	--	--
Materials	8,536,958	8,536,958	--	--
Real Estate	7,563,208	7,563,208	--	--
Utilities	226,412	226,412	--	--
U.S. Government and Government Agency Obligations	986,770	--	986,770	--
Money Market Funds	13,540,068	13,540,068	--	--
Total Investments in Securities:	$1,077,531,666	$1,076,544,896	$986,770	$--
Derivative Instruments:
Assets
Futures Contracts	$1,082,318	$1,082,318	$--	$--
Total Assets	$1,082,318	$1,082,318	$--	$--
Total Derivative Instruments:	$1,082,318	$1,082,318	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,082,318	$0
Total Equity Risk	1,082,318	0
Total Value of Derivatives	$1,082,318	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,249,847) — See accompanying schedule: Unaffiliated issuers (cost $789,000,438)	$1,063,991,598
Fidelity Central Funds (cost $13,540,068)	13,540,068
Total Investment in Securities (cost $802,540,506)		$1,077,531,666
Receivable for investments sold		6,732,062
Receivable for fund shares sold		555,616
Dividends receivable		1,498,298
Distributions receivable from Fidelity Central Funds		16,656
Total assets		1,086,334,298
Liabilities
Payable for investments purchased	$5,315,594
Payable for fund shares redeemed	956,375
Accrued management fee	346,484
Payable for daily variation margin on futures contracts	35,875
Collateral on securities loaned	7,224,675
Total liabilities		13,879,003
Net Assets		$1,072,455,295
Net Assets consist of:
Paid in capital		$803,795,436
Total distributable earnings (loss)		268,659,859
Net Assets, for 56,591,639 shares outstanding		$1,072,455,295
Net Asset Value, offering price and redemption price per share ($1,072,455,295 ÷ 56,591,639 shares)		$18.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$8,171,939
Interest		10,662
Income from Fidelity Central Funds		106,334
Total income		8,288,935
Expenses
Management fee	$2,079,950
Independent trustees' fees and expenses	3,367
Commitment fees	1,456
Total expenses before reductions	2,084,773
Expense reductions	(715)
Total expenses after reductions		2,084,058
Net investment income (loss)		6,204,877
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,256,997
Fidelity Central Funds	(867)
Futures contracts	(1,114,489)
Total net realized gain (loss)		4,141,641
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(75,976,457)
Futures contracts	567,479
Total change in net unrealized appreciation (depreciation)		(75,408,978)
Net gain (loss)		(71,267,337)
Net increase (decrease) in net assets resulting from operations		$(65,062,460)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,204,877	$12,362,157
Net realized gain (loss)	4,141,641	67,173,651
Change in net unrealized appreciation (depreciation)	(75,408,978)	166,554,471
Net increase (decrease) in net assets resulting from operations	(65,062,460)	246,090,279
Distributions to shareholders	(74,861,683)	–
Distributions to shareholders from net investment income	–	(9,595,922)
Distributions to shareholders from net realized gain	–	(24,876,385)
Total distributions	(74,861,683)	(34,472,307)
Share transactions
Proceeds from sales of shares	97,727,692	257,337,762
Reinvestment of distributions	71,477,254	32,926,414
Cost of shares redeemed	(138,811,575)	(244,227,679)
Net increase (decrease) in net assets resulting from share transactions	30,393,371	46,036,497
Total increase (decrease) in net assets	(109,530,772)	257,654,469
Net Assets
Beginning of period	1,181,986,067	924,331,598
End of period	$1,072,455,295	$1,181,986,067
Other Information
Undistributed net investment income end of period		$7,947,045
Shares
Sold	5,118,194	13,103,171
Issued in reinvestment of distributions	4,077,425	1,756,075
Redeemed	(7,380,477)	(12,568,315)
Net increase (decrease)	1,815,142	2,290,931

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017A	2017 B	2016 C	2015 B	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$21.58	$17.61	$16.65	$13.86	$15.42	$14.22	$11.77
Income from Investment Operations
Net investment income (loss)D	.11	.23	.12	.22	.20	.20	.18
Net realized and unrealized gain (loss)	(1.34)	4.40	1.04	2.73	(1.09)	2.15	3.15
Total from investment operations	(1.23)	4.63	1.16	2.95	(.89)	2.35	3.33
Distributions from net investment income	(.22)	(.18)	(.04)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(1.18)	(.48)	(.16)	–	(.49)	(1.00)	(.71)
Total distributions	(1.40)	(.66)	(.20)	(.16)	(.67)	(1.15)	(.88)
Net asset value, end of period	$18.95	$21.58	$17.61	$16.65	$13.86	$15.42	$14.22
Total ReturnE,F	(5.18)%	26.86%	7.04%	21.33%	(6.01)%	17.46%	29.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.39%I	.39%	.40%I	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%I	.39%	.40%I	.45%	.45%	.45%	.45%
Expenses net of all reductions	.39%I	.39%	.40%I	.45%	.45%	.45%	.45%
Net investment income (loss)	1.16%I	1.18%	1.44%I	1.43%	1.38%	1.37%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,072,455	$1,181,986	$924,332	$825,463	$449,088	$404,087	$248,855
Portfolio turnover rateJ	83%I	100%	110%I	86%	89%	69%	83%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2019

% of fund's net assets
Exxon Mobil Corp.	3.0
JPMorgan Chase & Co.	3.0
Johnson & Johnson	2.7
Bank of America Corp.	2.4
Procter & Gamble Co.	2.4
Intel Corp.	2.4
Pfizer, Inc.	2.3
Cisco Systems, Inc.	2.3
Chevron Corp.	2.2
AT&T, Inc.	2.2
24.9

Top Market Sectors as of February 28, 2019

% of fund's net assets
Financials	20.5
Health Care	16.3
Information Technology	11.4
Consumer Staples	8.4
Communication Services	7.9
Energy	7.6
Industrials	7.4
Utilities	6.1
Consumer Discretionary	5.5
Materials	4.6

Asset Allocation (% of fund's net assets)

As of February 28, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.7%

Fidelity® Large Cap Value Enhanced Index Fund

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	2,607,784	$81,154,238
CenturyLink, Inc.	63,629	839,267
Verizon Communications, Inc.	1,253,032	71,322,581
		153,316,086
Entertainment - 0.5%
The Walt Disney Co.	110,730	12,494,773
Viacom, Inc. Class B (non-vtg.)	273,710	7,997,806
		20,492,579
Interactive Media & Services - 0.0%
TripAdvisor, Inc. (a)(b)	9,371	498,256
Media - 2.3%
Comcast Corp. Class A	1,207,024	46,675,618
Discovery Communications, Inc.:
Class A (a)(b)	82,831	2,393,816
Class C (non-vtg.) (a)	26,675	726,894
DISH Network Corp. Class A (a)	8,151	264,989
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	224,336	9,175,342
Liberty SiriusXM Series C (a)	229,454	9,455,799
Omnicom Group, Inc.	225,142	17,043,249
		85,735,707
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (a)	301,151	21,746,114
Telephone & Data Systems, Inc.	392,257	12,571,837
U.S. Cellular Corp. (a)	27,475	1,282,808
		35,600,759

TOTAL COMMUNICATION SERVICES		295,643,387

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.0%
Gentex Corp.	37,915	771,191
Automobiles - 0.7%
Ford Motor Co.	2,997,409	26,287,277
Hotels, Restaurants & Leisure - 0.9%
ARAMARK Holdings Corp.	48,019	1,454,976
Carnival Corp.	131,140	7,574,646
Darden Restaurants, Inc.	6,225	697,885
Extended Stay America, Inc. unit	65,634	1,197,164
McDonald's Corp.	73,930	13,591,291
Norwegian Cruise Line Holdings Ltd. (a)	30,768	1,708,547
U.S. Foods Holding Corp. (a)	75,176	2,649,202
Yum! Brands, Inc.	47,093	4,450,289
		33,324,000
Household Durables - 0.2%
Garmin Ltd.	74,206	6,231,078
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	642,468	23,867,686
Liberty Interactive Corp. QVC Group Series A (a)	111,052	2,000,047
		25,867,733
Multiline Retail - 1.1%
Kohl's Corp.	258,398	17,449,617
Macy's, Inc.	579,211	14,358,641
Target Corp.	128,594	9,341,068
		41,149,326
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	116,824	18,899,787
AutoNation, Inc. (a)	34,895	1,230,398
Dick's Sporting Goods, Inc.	446,196	17,428,416
Foot Locker, Inc.	14,186	844,351
Penske Automotive Group, Inc.	12,132	539,146
		38,942,098
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	49,231	2,244,934
Deckers Outdoor Corp. (a)	89,450	13,234,128
PVH Corp.	104,248	11,971,840
Ralph Lauren Corp.	49,595	6,207,806
Tapestry, Inc.	65,148	2,276,271
		35,934,979

TOTAL CONSUMER DISCRETIONARY		208,507,682

CONSUMER STAPLES - 8.4%
Food & Staples Retailing - 3.1%
Kroger Co.	827,488	24,270,223
Walgreens Boots Alliance, Inc.	469,023	33,389,747
Walmart, Inc.	593,591	58,759,573
		116,419,543
Food Products - 1.8%
Archer Daniels Midland Co.	461,334	19,606,695
Conagra Brands, Inc.	370,203	8,651,644
General Mills, Inc.	111,617	5,260,509
Mondelez International, Inc.	668,560	31,529,290
The Kraft Heinz Co.	52,029	1,726,843
		66,774,981
Household Products - 2.9%
Church & Dwight Co., Inc.	70,881	4,663,970
Clorox Co.	95,007	15,013,956
Procter & Gamble Co.	901,926	88,884,807
		108,562,733
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	68,248	3,828,713
Tobacco - 0.5%
Philip Morris International, Inc.	206,533	17,955,979

TOTAL CONSUMER STAPLES		313,541,949

ENERGY - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
Antero Resources Corp. (a)(b)	947,422	8,204,675
Cabot Oil & Gas Corp.	19,148	471,424
Chevron Corp.	693,863	82,972,138
ConocoPhillips Co.	598,884	40,634,279
Diamondback Energy, Inc.	12,537	1,290,433
Exxon Mobil Corp.	1,436,304	113,511,096
HollyFrontier Corp.	361,035	18,484,992
Kinder Morgan, Inc.	186,513	3,573,589
Marathon Oil Corp.	130,262	2,162,349
Marathon Petroleum Corp.	60,288	3,738,459
Murphy Oil Corp.	23,852	689,323
Parsley Energy, Inc. Class A (a)	28,124	510,169
PBF Energy, Inc. Class A	74,317	2,309,029
Phillips 66 Co.	61,055	5,883,260
		284,435,215
FINANCIALS - 20.5%
Banks - 11.2%
Associated Banc-Corp.	96,209	2,239,746
Bank of America Corp.	3,106,302	90,331,262
CIT Group, Inc.	314,039	16,006,568
Citigroup, Inc.	983,340	62,914,093
JPMorgan Chase & Co.	1,083,245	113,047,448
M&T Bank Corp.	140,553	24,324,102
Peoples United Financial, Inc.	105,131	1,867,127
PNC Financial Services Group, Inc.	88,761	11,185,661
Popular, Inc.	15,622	880,768
Regions Financial Corp.	1,119,742	18,363,769
SunTrust Banks, Inc.	71,295	4,624,907
U.S. Bancorp	107,337	5,548,250
Wells Fargo & Co.	1,323,268	66,017,841
		417,351,542
Capital Markets - 1.2%
Affiliated Managers Group, Inc.	14,261	1,563,148
Cboe Global Markets, Inc.	49,144	4,713,401
Goldman Sachs Group, Inc.	2,147	422,315
Invesco Ltd.	473,998	9,171,861
Morgan Stanley	657,565	27,604,579
State Street Corp.	31,911	2,293,444
		45,768,748
Consumer Finance - 2.2%
Ally Financial, Inc.	269,558	7,302,326
American Express Co.	207,260	22,330,192
Capital One Financial Corp.	326,482	27,287,366
Discover Financial Services	68,939	4,936,722
Synchrony Financial	651,236	21,236,806
		83,093,412
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	390,629	78,633,618
Donnelley Financial Solutions, Inc. (a)	8,441	119,947
		78,753,565
Insurance - 2.7%
AFLAC, Inc.	347,785	17,090,155
Allstate Corp.	276,764	26,120,986
American National Insurance Co.	4,678	688,555
Axis Capital Holdings Ltd.	18,485	1,054,939
First American Financial Corp.	321,190	16,313,240
FNF Group	202,053	7,090,040
Loews Corp.	456,702	21,748,149
Old Republic International Corp.	332,105	6,927,710
Unum Group	108,890	4,068,130
		101,101,904
Mortgage Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	2,120,107	21,476,684
Chimera Investment Corp.	250,202	4,626,235
MFA Financial, Inc.	1,572,781	11,434,118
New Residential Investment Corp.	124,203	2,054,318
Two Harbors Investment Corp.	59,979	831,909
		40,423,264

TOTAL FINANCIALS		766,492,435

HEALTH CARE - 16.3%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	41,491	5,614,977
Amgen, Inc.	103,242	19,624,239
Biogen, Inc. (a)	34,353	11,268,128
Gilead Sciences, Inc.	214,858	13,970,067
		50,477,411
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	580,455	45,054,917
Baxter International, Inc.	277,276	20,720,835
Danaher Corp.	34,600	4,394,892
Medtronic PLC	183,827	16,636,344
		86,806,988
Health Care Providers & Services - 3.9%
Anthem, Inc.	138,562	41,669,750
Cardinal Health, Inc.	7,558	410,702
Centene Corp. (a)	230,364	14,026,864
Cigna Corp.	46,297	8,076,049
CVS Health Corp.	610,901	35,328,405
Humana, Inc.	61,672	17,578,987
Laboratory Corp. of America Holdings (a)	11,226	1,664,142
Molina Healthcare, Inc. (a)	35,631	4,797,002
Quest Diagnostics, Inc.	198,197	17,153,950
UnitedHealth Group, Inc.	22,712	5,501,301
Universal Health Services, Inc. Class B	4,849	673,187
		146,880,339
Life Sciences Tools & Services - 0.3%
IQVIA Holdings, Inc. (a)	21,688	3,038,489
Thermo Fisher Scientific, Inc.	27,180	7,055,113
		10,093,602
Pharmaceuticals - 8.4%
Allergan PLC	57,981	7,984,564
Bristol-Myers Squibb Co.	570,403	29,467,019
Eli Lilly & Co.	20,006	2,526,558
Jazz Pharmaceuticals PLC (a)	9,124	1,277,634
Johnson & Johnson	740,345	101,160,741
Merck & Co., Inc.	922,301	74,973,848
Mylan NV (a)	388,242	10,245,706
Pfizer, Inc.	2,025,080	87,787,218
		315,423,288

TOTAL HEALTH CARE		609,681,628

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.9%
Arconic, Inc.	164,394	3,039,645
L3 Technologies, Inc.	2,631	557,114
Textron, Inc.	43,524	2,363,353
United Technologies Corp.	235,624	29,610,868
		35,570,980
Airlines - 1.3%
JetBlue Airways Corp. (a)	212,606	3,550,520
Southwest Airlines Co.	379,700	21,278,388
United Continental Holdings, Inc. (a)	280,817	24,658,541
		49,487,449
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	265,604	12,523,229
Republic Services, Inc.	287,157	22,521,724
Tetra Tech, Inc.	17,102	1,026,462
Waste Management, Inc.	12,000	1,215,000
		37,286,415
Electrical Equipment - 0.6%
Eaton Corp. PLC	294,538	23,495,296
Industrial Conglomerates - 0.2%
General Electric Co.	566,922	5,890,320
Machinery - 1.9%
AGCO Corp.	322,044	21,763,734
Caterpillar, Inc.	89,213	12,252,513
Cummins, Inc.	156,839	24,167,322
Oshkosh Corp.	5,295	412,004
PACCAR, Inc.	67,894	4,603,213
Pentair PLC	114,808	4,883,932
Snap-On, Inc.	21,444	3,431,040
Wabtec Corp.	3,044	223,003
		71,736,761
Road & Rail - 1.4%
CSX Corp.	388,759	28,251,117
Norfolk Southern Corp.	5,077	910,306
Union Pacific Corp.	127,763	21,425,855
		50,587,278
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	12,004	448,469
WESCO International, Inc. (a)	29,666	1,615,314
		2,063,783

TOTAL INDUSTRIALS		276,118,282

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 2.9%
Cisco Systems, Inc.	1,684,809	87,222,562
Juniper Networks, Inc.	791,657	21,438,072
		108,660,634
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	22,384	1,784,005
Avnet, Inc.	225,248	9,796,036
CDW Corp.	2,589	243,081
Dolby Laboratories, Inc. Class A	45,642	2,957,602
Keysight Technologies, Inc. (a)	9,626	812,531
Tech Data Corp. (a)	16,694	1,706,461
		17,299,716
IT Services - 2.0%
Amdocs Ltd.	49,741	2,764,107
Booz Allen Hamilton Holding Corp. Class A	17,463	923,094
Conduent, Inc. (a)	174,939	2,557,608
CoreLogic, Inc. (a)	62,264	2,283,221
DXC Technology Co.	341,195	22,471,103
Euronet Worldwide, Inc. (a)	6,171	828,889
Fidelity National Information Services, Inc.	177,720	19,220,418
IBM Corp.	170,012	23,483,758
		74,532,198
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	1,670,732	88,481,967
NXP Semiconductors NV	25,186	2,299,986
Qualcomm, Inc.	362,107	19,332,893
		110,114,846
Software - 1.6%
FireEye, Inc. (a)	321,872	5,394,575
Oracle Corp.	733,295	38,226,668
SolarWinds, Inc. (a)	10,586	201,240
Symantec Corp.	10,426	234,481
Synopsys, Inc. (a)	164,602	16,736,731
		60,793,695
Technology Hardware, Storage & Peripherals - 1.5%
Hewlett Packard Enterprise Co.	212,751	3,484,861
HP, Inc.	452,971	8,937,118
Western Digital Corp.	440,744	22,169,423
Xerox Corp.	707,849	21,872,534
		56,463,936

TOTAL INFORMATION TECHNOLOGY		427,865,025

MATERIALS - 4.6%
Chemicals - 2.1%
CF Industries Holdings, Inc.	472,570	19,942,454
DowDuPont, Inc.	324,166	17,255,356
Eastman Chemical Co.	253,572	20,967,869
Element Solutions, Inc. (a)	70,447	793,233
Huntsman Corp.	803,945	19,929,797
The Mosaic Co.	25,075	784,095
		79,672,804
Construction Materials - 0.1%
nVent Electric PLC	138,223	3,798,368
Metals & Mining - 1.8%
Newmont Mining Corp.	638,951	21,801,008
Nucor Corp.	379,016	22,956,999
Reliance Steel & Aluminum Co.	217,286	19,392,776
Royal Gold, Inc.	38,388	3,393,883
		67,544,666
Paper & Forest Products - 0.6%
Domtar Corp.	398,177	20,271,191

TOTAL MATERIALS		171,287,029

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Campus Communities, Inc.	64,656	2,913,399
American Homes 4 Rent Class A	236,562	5,166,514
Apartment Investment & Management Co. Class A	40,592	1,986,167
Apple Hospitality (REIT), Inc.	480,766	7,923,024
Brandywine Realty Trust (SBI)	44,038	692,277
Brixmor Property Group, Inc. (b)	564,808	9,861,548
Camden Property Trust (SBI)	12,296	1,206,115
Columbia Property Trust, Inc.	12,067	261,009
EPR Properties	14,777	1,085,814
Gaming & Leisure Properties	343,646	12,501,841
Highwoods Properties, Inc. (SBI)	8,641	400,165
Life Storage, Inc.	44,281	4,321,826
Medical Properties Trust, Inc.	193,241	3,522,783
National Retail Properties, Inc.	11,784	613,946
Omega Healthcare Investors, Inc.	27,554	989,189
Park Hotels & Resorts, Inc.	629,434	19,663,518
Retail Properties America, Inc.	7,221	89,974
Senior Housing Properties Trust (SBI)	434,151	5,622,255
Spirit MTA REIT	102,666	754,595
Spirit Realty Capital, Inc.	511,095	19,748,711
Store Capital Corp.	107,969	3,505,753
VEREIT, Inc.	162,226	1,292,941
Weyerhaeuser Co.	615,475	15,319,173
		119,442,537
UTILITIES - 6.1%
Electric Utilities - 4.0%
Allete, Inc.	3,922	317,878
Duke Energy Corp.	196,171	17,588,692
Entergy Corp.	95,231	8,887,909
Evergy, Inc.	103,504	5,786,909
Eversource Energy	5,454	380,744
Exelon Corp.	662,797	32,205,306
NextEra Energy, Inc.	31,296	5,874,885
OGE Energy Corp.	508,976	21,641,660
Portland General Electric Co.	265,592	13,316,783
PPL Corp.	549,148	17,666,091
Vistra Energy Corp.	425,715	11,085,619
Xcel Energy, Inc.	240,229	13,178,963
		147,931,439
Gas Utilities - 0.6%
Atmos Energy Corp.	20,152	1,992,025
UGI Corp.	360,864	19,811,434
		21,803,459
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	374,961	15,628,374
Multi-Utilities - 1.0%
Ameren Corp.	269,473	19,197,257
MDU Resources Group, Inc.	761,019	20,106,122
		39,303,379
Water Utilities - 0.1%
American Water Works Co., Inc.	27,564	2,801,054

TOTAL UTILITIES		227,467,705

TOTAL COMMON STOCKS
(Cost $3,294,240,966)		3,700,482,874
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $3,947,610)	4,000,000	3,947,079
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.44% (d)	27,471,049	$27,476,543
Fidelity Securities Lending Cash Central Fund 2.45% (d)(e)	21,466,040	21,468,186
TOTAL MONEY MARKET FUNDS
(Cost $48,944,543)		48,944,729
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,347,133,119)		3,753,374,682
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(11,813,532)
NET ASSETS - 100%		$3,741,561,150

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	295	March 2019	$41,074,325	$2,090,117	$2,090,117

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,721,913.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$380,371
Fidelity Securities Lending Cash Central Fund	11,842
Total	$392,213

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$295,643,387	$295,643,387	$--	$--
Consumer Discretionary	208,507,682	208,507,682	--	--
Consumer Staples	313,541,949	313,541,949	--	--
Energy	284,435,215	284,435,215	--	--
Financials	766,492,435	766,492,435	--	--
Health Care	609,681,628	609,681,628	--	--
Industrials	276,118,282	276,118,282	--	--
Information Technology	427,865,025	427,865,025	--	--
Materials	171,287,029	171,287,029	--	--
Real Estate	119,442,537	119,442,537	--	--
Utilities	227,467,705	227,467,705	--	--
U.S. Government and Government Agency Obligations	3,947,079	--	3,947,079	--
Money Market Funds	48,944,729	48,944,729	--	--
Total Investments in Securities:	$3,753,374,682	$3,749,427,603	$3,947,079	$--
Derivative Instruments:
Assets
Futures Contracts	$2,090,117	$2,090,117	$--	$--
Total Assets	$2,090,117	$2,090,117	$--	$--
Total Derivative Instruments:	$2,090,117	$2,090,117	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,090,117	$0
Total Equity Risk	2,090,117	0
Total Value of Derivatives	$2,090,117	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,580,821) — See accompanying schedule: Unaffiliated issuers (cost $3,298,188,576)	$3,704,429,953
Fidelity Central Funds (cost $48,944,543)	48,944,729
Total Investment in Securities (cost $3,347,133,119)		$3,753,374,682
Cash		234,315
Receivable for fund shares sold		2,580,208
Dividends receivable		9,850,350
Distributions receivable from Fidelity Central Funds		55,799
Total assets		3,766,095,354
Liabilities
Payable for fund shares redeemed	$1,710,232
Accrued management fee	1,200,685
Payable for daily variation margin on futures contracts	147,912
Collateral on securities loaned	21,475,375
Total liabilities		24,534,204
Net Assets		$3,741,561,150
Net Assets consist of:
Paid in capital		$3,359,386,191
Total distributable earnings (loss)		382,174,959
Net Assets, for 295,979,169 shares outstanding		$3,741,561,150
Net Asset Value, offering price and redemption price per share ($3,741,561,150 ÷ 295,979,169 shares)		$12.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$50,481,208
Interest		32,416
Income from Fidelity Central Funds		392,213
Total income		50,905,837
Expenses
Management fee	$7,115,231
Independent trustees' fees and expenses	11,488
Interest	9,219
Commitment fees	4,946
Total expenses before reductions	7,140,884
Expense reductions	(1,934)
Total expenses after reductions		7,138,950
Net investment income (loss)		43,766,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,052,742)
Fidelity Central Funds	212
Futures contracts	(598,852)
Total net realized gain (loss)		(2,651,382)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(116,610,415)
Fidelity Central Funds	186
Futures contracts	215,645
Total change in net unrealized appreciation (depreciation)		(116,394,584)
Net gain (loss)		(119,045,966)
Net increase (decrease) in net assets resulting from operations		$(75,279,079)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,766,887	$80,930,411
Net realized gain (loss)	(2,651,382)	171,412,266
Change in net unrealized appreciation (depreciation)	(116,394,584)	236,349,018
Net increase (decrease) in net assets resulting from operations	(75,279,079)	488,691,695
Distributions to shareholders	(231,584,709)	–
Distributions to shareholders from net investment income	–	(54,064,321)
Distributions to shareholders from net realized gain	–	(84,958,215)
Total distributions	(231,584,709)	(139,022,536)
Share transactions
Proceeds from sales of shares	410,145,589	3,117,051,859
Reinvestment of distributions	225,314,715	135,660,919
Cost of shares redeemed	(512,313,113)	(2,739,945,144)
Net increase (decrease) in net assets resulting from share transactions	123,147,191	512,767,634
Total increase (decrease) in net assets	(183,716,597)	862,436,793
Net Assets
Beginning of period	3,925,277,747	3,062,840,954
End of period	$3,741,561,150	$3,925,277,747
Other Information
Undistributed net investment income end of period		$53,264,514
Shares
Sold	32,701,223	238,097,759
Issued in reinvestment of distributions	18,657,416	10,395,472
Redeemed	(39,681,695)	(209,314,245)
Net increase (decrease)	11,676,944	39,178,986

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017A	2017 B	2016 C	2015 B	2014B
Selected Per–Share Data
Net asset value, beginning of period	$13.81	$12.50	$12.53	$9.94	$11.38	$10.21	$8.89
Income from Investment Operations
Net investment income (loss)D	.15	.30	.14	.25	.24	.26E	.20
Net realized and unrealized gain (loss)	(.48)	1.57	(.04)	2.55	(1.32)	1.28	1.87
Total from investment operations	(.33)	1.87	.10	2.80	(1.08)	1.54	2.07
Distributions from net investment income	(.31)	(.22)	(.04)	(.21)	(.21)	(.12)	(.16)
Distributions from net realized gain	(.54)	(.34)	(.09)	–	(.15)	(.24)	(.59)
Total distributions	(.84)F	(.56)	(.13)	(.21)	(.36)	(.37)G	(.75)
Net asset value, end of period	$12.64	$13.81	$12.50	$12.53	$9.94	$11.38	$10.21
Total ReturnH,I	(2.09)%	15.20%	.79%	28.30%	(9.69)%	15.37%	23.92%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.39%L	.39%	.40%L	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%L	.39%	.40%L	.45%	.45%	.45%	.45%
Expenses net of all reductions	.39%L	.39%	.40%L	.45%	.45%	.45%	.45%
Net investment income (loss)	2.40%L	2.27%	2.27%L	2.23%	2.20%	2.34%E	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,741,561	$3,925,278	$3,062,841	$2,889,227	$1,568,289	$1,105,349	$180,081
Portfolio turnover rateM	88%L	99%	93%L	81%	88%	76%N	85%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.00%.

 F Total distributions of $.84 per share is comprised of distributions from net investment income of $.536 and distributions from net realized gain of $.305 per share.

 G Total distributions of $.37 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.243 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2019

% of fund's net assets
Microsoft Corp.	4.1
Apple, Inc.	3.6
Amazon.com, Inc.	3.1
Johnson & Johnson	1.8
Exxon Mobil Corp.	1.8
JPMorgan Chase & Co.	1.8
Alphabet, Inc. Class C	1.7
Procter & Gamble Co.	1.6
Bank of America Corp.	1.5
The Boeing Co.	1.5
22.5

Top Market Sectors as of February 28, 2019

% of fund's net assets
Information Technology	21.9
Health Care	16.3
Communication Services	11.4
Financials	11.2
Consumer Discretionary	10.5
Industrials	9.4
Consumer Staples	6.7
Energy	5.1
Materials	2.1
Utilities	1.9

Asset Allocation (% of fund's net assets)

As of February 28, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign Investments- 0.9%

Fidelity® Large Cap Core Enhanced Index Fund

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	366,328	$11,400,127
CenturyLink, Inc.	8,273	109,121
Verizon Communications, Inc.	199,956	11,381,496
		22,890,744
Entertainment - 2.3%
Activision Blizzard, Inc.	23,601	994,546
Cinemark Holdings, Inc.	57,265	2,154,882
Netflix, Inc. (a)	11,320	4,053,692
The Walt Disney Co.	81,865	9,237,647
Twenty-First Century Fox, Inc. Class A	11,995	604,908
Viacom, Inc. Class B (non-vtg.)	60,126	1,756,882
		18,802,557
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A (a)	10,120	11,400,686
Class C (a)	12,314	13,790,695
CarGurus, Inc. Class A (a)	15,037	642,531
Facebook, Inc. Class A (a)	65,117	10,513,140
TripAdvisor, Inc. (a)	3,613	192,103
		36,539,155
Media - 1.7%
AMC Networks, Inc. Class A (a)(b)	8,306	545,787
Comcast Corp. Class A	216,209	8,360,802
Omnicom Group, Inc.	59,232	4,483,862
		13,390,451
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	7,667	245,727

TOTAL COMMUNICATION SERVICES		91,868,634

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.7%
Dana Holding Corp.	62,625	1,236,844
Gentex Corp.	194,174	3,949,499
		5,186,343
Automobiles - 0.3%
Ford Motor Co.	298,839	2,620,818
Distributors - 0.0%
Genuine Parts Co.	2,488	270,645
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	20,265	1,170,506
Extended Stay America, Inc. unit	10,758	196,226
McDonald's Corp.	6,009	1,104,695
Starbucks Corp.	48,949	3,439,157
Yum! Brands, Inc.	6,371	602,060
		6,512,644
Household Durables - 0.1%
PulteGroup, Inc.	18,601	502,227
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	15,406	25,263,221
eBay, Inc.	99,442	3,694,270
Etsy, Inc. (a)	1,633	116,384
		29,073,875
Multiline Retail - 0.6%
Kohl's Corp.	47,018	3,175,126
Macy's, Inc.	55,555	1,377,208
Nordstrom, Inc.	3,944	186,472
Target Corp.	3,589	260,705
		4,999,511
Specialty Retail - 2.8%
AutoZone, Inc. (a)	353	331,456
Best Buy Co., Inc.	8,557	589,064
Dick's Sporting Goods, Inc.	35,039	1,368,623
Foot Locker, Inc.	4,876	290,220
Gap, Inc.	34,530	877,062
Home Depot, Inc.	46,305	8,572,908
Lowe's Companies, Inc.	441	46,345
O'Reilly Automotive, Inc. (a)	504	187,468
Ross Stores, Inc.	44,785	4,246,962
TJX Companies, Inc.	96,188	4,933,483
Urban Outfitters, Inc. (a)	22,219	685,456
		22,129,047
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd. (a)	8,078	368,357
Deckers Outdoor Corp. (a)	19,638	2,905,442
NIKE, Inc. Class B	89,230	7,649,688
Ralph Lauren Corp.	14,317	1,792,059
		12,715,546

TOTAL CONSUMER DISCRETIONARY		84,010,656

CONSUMER STAPLES - 6.7%
Beverages - 1.1%
PepsiCo, Inc.	51,406	5,944,590
The Coca-Cola Co.	55,919	2,535,367
		8,479,957
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	29,657	6,487,172
Kroger Co.	124,407	3,648,857
Sysco Corp.	13,415	906,183
Walgreens Boots Alliance, Inc.	57,455	4,090,221
Walmart, Inc.	84,331	8,347,926
		23,480,359
Food Products - 0.2%
Archer Daniels Midland Co.	43,429	1,845,733
Household Products - 2.5%
Clorox Co.	12,014	1,898,572
Colgate-Palmolive Co.	63,383	4,175,038
Kimberly-Clark Corp.	13,088	1,529,071
Procter & Gamble Co.	125,618	12,379,654
WD-40 Co.	513	91,812
		20,074,147
Tobacco - 0.0%
Philip Morris International, Inc.	2,509	218,132

TOTAL CONSUMER STAPLES		54,098,328

ENERGY - 5.1%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	5,029	221,578
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	93,227	11,148,085
ConocoPhillips Co.	74,835	5,077,555
Exxon Mobil Corp.	183,618	14,511,331
HollyFrontier Corp.	79,113	4,050,586
Marathon Petroleum Corp.	38,546	2,390,237
PBF Energy, Inc. Class A	2,259	70,187
Phillips 66 Co.	8,298	799,595
Valero Energy Corp.	32,188	2,625,253
		40,672,829

TOTAL ENERGY		40,894,407

FINANCIALS - 11.2%
Banks - 6.3%
Associated Banc-Corp.	27,741	645,810
Bank of America Corp.	424,614	12,347,775
Citigroup, Inc.	142,212	9,098,724
Investors Bancorp, Inc.	4,962	62,372
JPMorgan Chase & Co.	136,988	14,296,068
M&T Bank Corp.	17,507	3,029,761
SunTrust Banks, Inc.	3,260	211,476
Wells Fargo & Co.	224,289	11,189,778
		50,881,764
Capital Markets - 0.8%
Affiliated Managers Group, Inc.	1,586	173,841
Invesco Ltd.	8,186	158,399
LPL Financial	21,516	1,622,522
Morgan Stanley	84,202	3,534,800
Raymond James Financial, Inc.	4,304	355,424
State Street Corp.	7,874	565,904
		6,410,890
Consumer Finance - 0.5%
Capital One Financial Corp.	10,212	853,519
Discover Financial Services	33,627	2,408,029
Synchrony Financial	33,604	1,095,826
		4,357,374
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	45,629	9,185,118
Insurance - 1.8%
AFLAC, Inc.	36,636	1,800,293
Allstate Corp.	29,160	2,752,121
American National Insurance Co.	2,583	380,192
First American Financial Corp.	50,189	2,549,099
Progressive Corp.	79,262	5,778,200
Selective Insurance Group, Inc.	5,484	361,725
Unum Group	19,651	734,161
		14,355,791
Mortgage Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	270,532	2,740,489
MFA Financial, Inc.	327,599	2,381,645
		5,122,134

TOTAL FINANCIALS		90,313,071

HEALTH CARE - 16.3%
Biotechnology - 3.4%
AbbVie, Inc.	99,557	7,888,897
Amgen, Inc.	42,150	8,011,872
Biogen, Inc. (a)	16,568	5,434,470
Celgene Corp. (a)	14,753	1,226,269
Genomic Health, Inc. (a)	11,285	857,321
Gilead Sciences, Inc.	24,407	1,586,943
Regeneron Pharmaceuticals, Inc. (a)	5,506	2,371,654
		27,377,426
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	90,406	7,017,314
Baxter International, Inc.	25,634	1,915,629
Boston Scientific Corp. (a)	24,294	974,675
DexCom, Inc. (a)	1,842	256,646
Hologic, Inc. (a)	4,952	233,487
Medtronic PLC	7,931	717,756
ResMed, Inc.	5,457	558,961
Tandem Diabetes Care, Inc. (a)	5,292	346,996
Varian Medical Systems, Inc. (a)	1,231	165,397
		12,186,861
Health Care Providers & Services - 4.5%
Amedisys, Inc. (a)	17,470	2,171,521
Anthem, Inc.	22,508	6,768,831
Chemed Corp.	2,442	804,639
Cigna Corp.	15,244	2,659,163
CVS Health Corp.	96,942	5,606,156
HCA Holdings, Inc.	1,423	197,854
Humana, Inc.	17,776	5,066,871
Quest Diagnostics, Inc.	9,433	816,426
UnitedHealth Group, Inc.	47,288	11,454,099
Universal Health Services, Inc. Class B	2,460	341,522
		35,887,082
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	6,346	1,984,838
Thermo Fisher Scientific, Inc.	323	83,841
		2,068,679
Pharmaceuticals - 6.6%
Allergan PLC	4,917	677,120
Bristol-Myers Squibb Co.	133,110	6,876,463
Eli Lilly & Co.	60,313	7,616,929
Jazz Pharmaceuticals PLC (a)	1,376	192,681
Johnson & Johnson	107,393	14,674,180
Merck & Co., Inc.	137,366	11,166,482
Pfizer, Inc.	279,393	12,111,687
		53,315,542

TOTAL HEALTH CARE		130,835,590

INDUSTRIALS - 9.4%
Aerospace & Defense - 1.6%
Raytheon Co.	2,617	488,071
The Boeing Co.	28,027	12,330,759
		12,818,830
Airlines - 0.3%
Southwest Airlines Co.	48,618	2,724,553
United Continental Holdings, Inc. (a)	1,273	111,782
		2,836,335
Building Products - 0.1%
Johnson Controls International PLC	31,005	1,093,546
Commercial Services & Supplies - 0.9%
KAR Auction Services, Inc.	77,864	3,671,288
Republic Services, Inc.	36,080	2,829,754
Tetra Tech, Inc.	14,372	862,607
		7,363,649
Construction & Engineering - 0.5%
EMCOR Group, Inc.	51,223	3,694,715
Electrical Equipment - 0.1%
Emerson Electric Co.	181	12,335
GrafTech International Ltd.	33,685	485,738
		498,073
Industrial Conglomerates - 0.3%
3M Co.	320	66,365
Honeywell International, Inc.	13,003	2,003,372
		2,069,737
Machinery - 2.7%
AGCO Corp.	64,474	4,357,153
Allison Transmission Holdings, Inc.	71,181	3,537,696
Caterpillar, Inc.	46,708	6,414,877
Cummins, Inc.	32,000	4,930,880
Dover Corp.	14,202	1,285,707
Woodward, Inc.	14,533	1,400,109
		21,926,422
Professional Services - 0.6%
Manpower, Inc.	2,992	252,076
Robert Half International, Inc.	65,378	4,458,126
		4,710,202
Road & Rail - 1.6%
CSX Corp.	84,676	6,153,405
Union Pacific Corp.	40,864	6,852,893
		13,006,298
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	14,455	4,405,450
WESCO International, Inc. (a)	18,676	1,016,908
		5,422,358

TOTAL INDUSTRIALS		75,440,165

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.2%
Cisco Systems, Inc.	235,577	12,195,821
F5 Networks, Inc. (a)	10,389	1,746,806
Juniper Networks, Inc.	153,198	4,148,602
		18,091,229
Electronic Equipment & Components - 0.3%
CDW Corp.	15,541	1,459,144
Tech Data Corp. (a)	113	11,551
Zebra Technologies Corp. Class A (a)	2,901	581,680
		2,052,375
IT Services - 5.2%
Alliance Data Systems Corp.	4,809	831,957
Amdocs Ltd.	12,454	692,069
Automatic Data Processing, Inc.	5,639	862,936
Booz Allen Hamilton Holding Corp. Class A	9,148	483,563
DXC Technology Co.	65,579	4,319,033
Fidelity National Information Services, Inc.	34,108	3,688,780
IBM Corp.	58,791	8,120,801
MasterCard, Inc. Class A	35,715	8,027,661
Maximus, Inc.	8,480	599,366
Paychex, Inc.	31,840	2,452,317
Visa, Inc. Class A	79,520	11,778,502
		41,856,985
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	232,524	12,314,471
Lam Research Corp.	27,697	4,877,165
Micron Technology, Inc. (a)	73,498	3,004,598
Qualcomm, Inc.	14,130	754,401
Xilinx, Inc.	3,135	392,816
		21,343,451
Software - 6.1%
Adobe, Inc. (a)	824	216,300
Cadence Design Systems, Inc. (a)	62,242	3,563,355
CDK Global, Inc.	2,328	135,047
Citrix Systems, Inc.	3,298	347,939
Intuit, Inc.	13,410	3,314,013
Microsoft Corp.	293,700	32,903,208
Oracle Corp.	140,255	7,311,493
Red Hat, Inc. (a)	1,408	257,101
Salesforce.com, Inc. (a)	422	69,060
Tableau Software, Inc. (a)	4,629	610,565
		48,728,081
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	165,780	28,704,807
HP, Inc.	221,953	4,379,133
NetApp, Inc.	36,129	2,355,611
Seagate Technology LLC	45,065	2,098,226
Western Digital Corp.	37,449	1,883,685
Xerox Corp.	131,895	4,075,556
		43,497,018

TOTAL INFORMATION TECHNOLOGY		175,569,139

MATERIALS - 2.1%
Chemicals - 0.9%
CF Industries Holdings, Inc.	61,086	2,577,829
DowDuPont, Inc.	7,789	414,608
Eastman Chemical Co.	6,673	551,790
Huntsman Corp.	132,500	3,284,675
Linde PLC	1,576	273,026
		7,101,928
Metals & Mining - 0.9%
Newmont Mining Corp.	28,323	966,381
Nucor Corp.	74,129	4,489,994
Reliance Steel & Aluminum Co.	24,695	2,204,029
		7,660,404
Paper & Forest Products - 0.3%
Domtar Corp.	28,418	1,446,760
Louisiana-Pacific Corp.	36,865	931,579
		2,378,339

TOTAL MATERIALS		17,140,671

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Americold Realty Trust	9,899	284,596
Highwoods Properties, Inc. (SBI)	9,099	421,375
National Retail Properties, Inc.	10,182	530,482
Park Hotels & Resorts, Inc.	13,342	416,804
Public Storage	199	42,087
Realty Income Corp.	12,052	833,516
RLJ Lodging Trust	87,918	1,632,637
Senior Housing Properties Trust (SBI)	20,089	260,153
Simon Property Group, Inc.	16,472	2,984,068
Spirit Realty Capital, Inc.	21,916	846,834
Weyerhaeuser Co.	178,756	4,449,237
		12,701,789
UTILITIES - 1.9%
Electric Utilities - 1.3%
Allete, Inc.	5,953	482,491
Exelon Corp.	115,477	5,611,027
OGE Energy Corp.	29,834	1,268,542
Portland General Electric Co.	42,430	2,127,440
PPL Corp.	22,939	737,948
		10,227,448
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	97,484	4,063,133
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	4,913	148,078
MDU Resources Group, Inc.	29,785	786,920
		934,998

TOTAL UTILITIES		15,225,579

TOTAL COMMON STOCKS
(Cost $639,049,516)		788,098,029
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $986,903)	1,000,000	986,770
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.44% (d)	11,961,159	$11,963,552
Fidelity Securities Lending Cash Central Fund 2.45% (d)(e)	422,459	422,501
TOTAL MONEY MARKET FUNDS
(Cost $12,386,018)		12,386,053
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $652,422,437)		801,470,852
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,290,300
NET ASSETS - 100%		$803,761,152

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	112	March 2019	$15,594,320	$667,628	$667,628

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $13,578,386.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $690,739.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$159,829
Fidelity Securities Lending Cash Central Fund	514
Total	$160,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$91,868,634	$91,868,634	$--	$--
Consumer Discretionary	84,010,656	84,010,656	--	--
Consumer Staples	54,098,328	54,098,328	--	--
Energy	40,894,407	40,894,407	--	--
Financials	90,313,071	90,313,071	--	--
Health Care	130,835,590	130,835,590	--	--
Industrials	75,440,165	75,440,165	--	--
Information Technology	175,569,139	175,569,139	--	--
Materials	17,140,671	17,140,671	--	--
Real Estate	12,701,789	12,701,789	--	--
Utilities	15,225,579	15,225,579	--	--
U.S. Government and Government Agency Obligations	986,770	--	986,770	--
Money Market Funds	12,386,053	12,386,053	--	--
Total Investments in Securities:	$801,470,852	$800,484,082	$986,770	$--
Derivative Instruments:
Assets
Futures Contracts	$667,628	$667,628	$--	$--
Total Assets	$667,628	$667,628	$--	$--
Total Derivative Instruments:	$667,628	$667,628	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$667,628	$0
Total Equity Risk	667,628	0
Total Value of Derivatives	$667,628	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $427,115) — See accompanying schedule: Unaffiliated issuers (cost $640,036,419)	$789,084,799
Fidelity Central Funds (cost $12,386,018)	12,386,053
Total Investment in Securities (cost $652,422,437)		$801,470,852
Receivable for investments sold		4,349,173
Receivable for fund shares sold		782,808
Dividends receivable		1,807,918
Distributions receivable from Fidelity Central Funds		13,820
Other receivables		40,015
Total assets		808,464,586
Liabilities
Payable for investments purchased	$3,031,891
Payable for fund shares redeemed	932,084
Accrued management fee	257,979
Payable for daily variation margin on futures contracts	58,980
Collateral on securities loaned	422,500
Total liabilities		4,703,434
Net Assets		$803,761,152
Net Assets consist of:
Paid in capital		$658,371,855
Total distributable earnings (loss)		145,389,297
Net Assets, for 54,940,619 shares outstanding		$803,761,152
Net Asset Value, offering price and redemption price per share ($803,761,152 ÷ 54,940,619 shares)		$14.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$8,390,760
Interest		10,644
Income from Fidelity Central Funds		160,343
Total income		8,561,747
Expenses
Management fee	$1,469,202
Independent trustees' fees and expenses	2,278
Commitment fees	970
Total expenses before reductions	1,472,450
Expense reductions	(546)
Total expenses after reductions		1,471,904
Net investment income (loss)		7,089,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,403,329)
Fidelity Central Funds	(224)
Futures contracts	(2,153,895)
Total net realized gain (loss)		(4,557,448)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(25,789,458)
Fidelity Central Funds	226
Futures contracts	113,128
Total change in net unrealized appreciation (depreciation)		(25,676,104)
Net gain (loss)		(30,233,552)
Net increase (decrease) in net assets resulting from operations		$(23,143,709)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,089,843	$11,366,481
Net realized gain (loss)	(4,557,448)	50,090,622
Change in net unrealized appreciation (depreciation)	(25,676,104)	64,091,459
Net increase (decrease) in net assets resulting from operations	(23,143,709)	125,548,562
Distributions to shareholders	(50,637,921)	–
Distributions to shareholders from net investment income	–	(7,652,635)
Distributions to shareholders from net realized gain	–	(13,164,116)
Total distributions	(50,637,921)	(20,816,751)
Share transactions
Proceeds from sales of shares	177,223,441	234,510,657
Reinvestment of distributions	47,753,158	19,696,589
Cost of shares redeemed	(106,169,952)	(134,439,243)
Net increase (decrease) in net assets resulting from share transactions	118,806,647	119,768,003
Total increase (decrease) in net assets	45,025,017	224,499,814
Net Assets
Beginning of period	758,736,135	534,236,321
End of period	$803,761,152	$758,736,135
Other Information
Undistributed net investment income end of period		$7,483,302
Shares
Sold	12,012,506	15,527,264
Issued in reinvestment of distributions	3,462,883	1,357,449
Redeemed	(7,315,494)	(8,984,401)
Net increase (decrease)	8,159,895	7,900,312

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Core Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017 A	2017B	2016 C	2015 B	2014B
Selected Per–Share Data
Net asset value, beginning of period	$16.22	$13.74	$13.21	$10.90	$12.29	$11.30	$10.70
Income from Investment Operations
Net investment income (loss)D	.14	.27	.12	.22	.22	.20	.19
Net realized and unrealized gain (loss)	(.72)	2.74	.45	2.29	(1.17)	1.55	2.45
Total from investment operations	(.58)	3.01	.57	2.51	(.95)	1.75	2.64
Distributions from net investment income	(.24)	(.19)	(.04)	(.20)	(.19)	(.16)	(.27)
Distributions from net realized gain	(.78)	(.33)	–	–	(.25)	(.60)	(1.77)
Total distributions	(1.01)E	(.53)F	(.04)	(.20)	(.44)	(.76)	(2.04)
Net asset value, end of period	$14.63	$16.22	$13.74	$13.21	$10.90	$12.29	$11.30
Total ReturnG,H	(3.18)%	22.32%	4.29%	23.09%	(7.94)%	16.04%	26.44%
Ratios to Average Net AssetsI,J
Expenses before reductions	.39%K	.39%	.40%K	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%K	.39%	.40%K	.45%	.45%	.45%	.45%
Expenses net of all reductions	.39%K	.39%	.40%K	.45%	.45%	.45%	.45%
Net investment income (loss)	1.88%K	1.78%	1.85%K	1.82%	1.86%	1.69%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$803,761	$758,736	$534,236	$524,986	$411,699	$381,883	$441,773
Portfolio turnover rateL	71%K	92%	88%K	82%	84%	101%	125%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $1.01 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.775 per share.

 F Total distributions of $.53 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.332 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2019

% of fund's net assets
Edwards Lifesciences Corp.	1.0
Fidelity National Information Services, Inc.	1.0
Xilinx, Inc.	0.9
Lam Research Corp.	0.9
Agilent Technologies, Inc.	0.9
Ross Stores, Inc.	0.9
Synchrony Financial	0.9
VF Corp.	0.9
AutoZone, Inc.	0.8
Discover Financial Services	0.8
9.0

Top Market Sectors as of February 28, 2019

% of fund's net assets
Information Technology	20.5
Consumer Discretionary	14.3
Financials	12.4
Industrials	12.3
Health Care	11.6
Real Estate	7.1
Utilities	5.0
Materials	5.0
Consumer Staples	3.9
Communication Services	3.3

Asset Allocation (% of fund's net assets)

As of February 28, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign Investments- 4.3%

Fidelity® Mid Cap Enhanced Index Fund

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	294,217	$3,880,722
Entertainment - 0.6%
Viacom, Inc. Class B (non-vtg.)	252,194	7,369,109
Interactive Media & Services - 0.1%
CarGurus, Inc. Class A (a)	4,758	203,309
IAC/InterActiveCorp (a)	842	179,388
TripAdvisor, Inc. (a)(b)	11,929	634,265
		1,016,962
Media - 1.5%
AMC Networks, Inc. Class A (a)(b)	16,573	1,089,012
Cable One, Inc.	400	379,596
CBS Corp. Class B	27,764	1,394,030
DISH Network Corp. Class A (a)	2,765	89,890
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	28,379	1,160,701
Liberty SiriusXM Series C (a)	125,180	5,158,668
Omnicom Group, Inc.	109,877	8,317,689
Sirius XM Holdings, Inc. (b)	55,341	328,172
		17,917,758
Wireless Telecommunication Services - 0.7%
Sprint Corp. (a)	12,919	82,036
T-Mobile U.S., Inc. (a)	30,301	2,188,035
Telephone & Data Systems, Inc.	173,265	5,553,143
U.S. Cellular Corp. (a)	6,416	299,563
		8,122,777

TOTAL COMMUNICATION SERVICES		38,307,328

CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.7%
BorgWarner, Inc.	175,741	7,136,842
Gentex Corp.	301,735	6,137,290
Lear Corp.	39,359	5,985,323
		19,259,455
Automobiles - 0.0%
General Motors Co.	1,056	41,691
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	11,979	1,385,731
H&R Block, Inc.	112,260	2,711,079
		4,096,810
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza, Inc.	1,963	492,595
Extended Stay America, Inc. unit	60,327	1,100,364
Royal Caribbean Cruises Ltd.	1,770	209,710
U.S. Foods Holding Corp. (a)	204,005	7,189,136
Yum China Holdings, Inc.	127,237	5,308,328
Yum! Brands, Inc.	1,017	96,107
		14,396,240
Household Durables - 1.9%
D.R. Horton, Inc.	99,566	3,872,122
Garmin Ltd.	95,799	8,044,242
NVR, Inc. (a)	2,412	6,319,440
Toll Brothers, Inc.	112,059	3,989,300
		22,225,104
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	139,239	5,172,729
Leisure Products - 0.3%
Hasbro, Inc.	34,338	2,915,296
Multiline Retail - 1.1%
Dollar General Corp.	3,679	435,814
Kohl's Corp.	95,580	6,454,517
Macy's, Inc.	230,910	5,724,259
		12,614,590
Specialty Retail - 4.1%
AutoZone, Inc. (a)	10,637	9,987,824
Best Buy Co., Inc.	108,099	7,441,535
Dick's Sporting Goods, Inc.	137,959	5,388,679
Foot Locker, Inc.	99,662	5,931,882
Gap, Inc.	170,887	4,340,530
O'Reilly Automotive, Inc. (a)	6,954	2,586,610
Ross Stores, Inc.	108,458	10,285,072
Ulta Beauty, Inc. (a)	4,196	1,311,208
Urban Outfitters, Inc. (a)	36,686	1,131,763
		48,405,103
Textiles, Apparel & Luxury Goods - 3.2%
Capri Holdings Ltd. (a)	79,808	3,639,245
Deckers Outdoor Corp. (a)	3,225	477,139
lululemon athletica, Inc. (a)	54,195	8,152,012
PVH Corp.	38,919	4,469,458
Ralph Lauren Corp.	57,202	7,159,974
Tapestry, Inc.	108,594	3,794,274
VF Corp.	116,468	10,174,644
		37,866,746

TOTAL CONSUMER DISCRETIONARY		166,993,764

CONSUMER STAPLES - 3.9%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	65,551	4,041,875
Food & Staples Retailing - 0.8%
Kroger Co.	318,891	9,353,073
Food Products - 2.0%
Archer Daniels Midland Co.	208,714	8,870,345
Conagra Brands, Inc.	260	6,076
Ingredion, Inc.	16,655	1,539,755
Lamb Weston Holdings, Inc.	4,394	304,548
The Hershey Co.	74,329	8,226,734
Tyson Foods, Inc. Class A	65,247	4,023,130
		22,970,588
Household Products - 0.7%
Church & Dwight Co., Inc.	2,312	152,130
Clorox Co.	28,933	4,572,282
Colgate-Palmolive Co.	57,972	3,818,616
		8,543,028
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	9,994	560,663

TOTAL CONSUMER STAPLES		45,469,227

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Cabot Oil & Gas Corp.	244,307	6,014,838
Cheniere Energy, Inc. (a)	86,333	5,564,162
Devon Energy Corp.	248,053	7,320,044
HollyFrontier Corp.	78,901	4,039,731
Kinder Morgan, Inc.	26,996	517,243
Marathon Oil Corp.	347,364	5,766,242
Marathon Petroleum Corp.	5,100	316,251
PBF Energy, Inc. Class A	172,928	5,372,873
Phillips 66 Co.	1,548	149,165
		35,060,549
FINANCIALS - 12.4%
Banks - 2.9%
CIT Group, Inc.	2,519	128,393
Comerica, Inc.	97,458	8,489,566
Cullen/Frost Bankers, Inc.	3,964	410,988
Fifth Third Bancorp	69,032	1,903,903
KeyCorp	48,171	850,700
M&T Bank Corp.	57,239	9,905,781
Regions Financial Corp.	537,396	8,813,294
SunTrust Banks, Inc.	56,790	3,683,967
		34,186,592
Capital Markets - 3.1%
Evercore, Inc. Class A	13,072	1,203,931
FactSet Research Systems, Inc.	30,357	7,139,056
Franklin Resources, Inc.	2,702	88,112
Invesco Ltd.	158,378	3,064,614
LPL Financial	92,264	6,957,628
Morningstar, Inc.	49,878	6,312,560
MSCI, Inc.	29,850	5,513,892
SEI Investments Co.	104,949	5,536,060
		35,815,853
Consumer Finance - 2.2%
Ally Financial, Inc.	169,440	4,590,130
Capital One Financial Corp.	1,893	158,217
Discover Financial Services	139,203	9,968,327
OneMain Holdings, Inc.	39,019	1,287,627
Synchrony Financial	314,506	10,256,041
		26,260,342
Insurance - 3.2%
American International Group, Inc. warrants 1/19/21 (a)	574	3,519
Arch Capital Group Ltd. (a)	4,198	137,149
First American Financial Corp.	123,453	6,270,178
FNF Group	208,672	7,322,300
Loews Corp.	151,193	7,199,811
Old Republic International Corp.	277,922	5,797,453
Progressive Corp.	84,593	6,166,830
Unum Group	116,281	4,344,258
		37,241,498
Mortgage Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	431,874	4,374,884
MFA Financial, Inc.	773,844	5,625,846
		10,000,730
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	79,909	1,626,947

TOTAL FINANCIALS		145,131,962

HEALTH CARE - 11.6%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	5,795	492,575
bluebird bio, Inc. (a)(b)	3,344	519,056
Ionis Pharmaceuticals, Inc. (a)	3,947	280,198
Regeneron Pharmaceuticals, Inc. (a)	14,013	6,035,960
Sage Therapeutics, Inc. (a)	1,309	208,458
Sarepta Therapeutics, Inc. (a)(b)	3,150	454,356
United Therapeutics Corp. (a)	51,997	6,566,701
		14,557,304
Health Care Equipment & Supplies - 3.7%
Baxter International, Inc.	76,022	5,681,124
DexCom, Inc. (a)	20,820	2,900,851
Edwards Lifesciences Corp. (a)	67,889	11,492,923
Hologic, Inc. (a)	175,488	8,274,259
IDEXX Laboratories, Inc. (a)	5,154	1,087,649
Masimo Corp. (a)	55,104	7,234,053
Varian Medical Systems, Inc. (a)	35,017	4,704,884
Zimmer Biomet Holdings, Inc.	19,446	2,413,638
		43,789,381
Health Care Providers & Services - 3.8%
Amedisys, Inc. (a)	3,561	442,632
Cardinal Health, Inc.	135,987	7,389,534
Centene Corp. (a)	153,224	9,329,809
Chemed Corp.	14,995	4,940,853
HCA Holdings, Inc.	37,100	5,158,384
Humana, Inc.	18,939	5,398,373
Laboratory Corp. of America Holdings (a)	24,784	3,673,980
Molina Healthcare, Inc. (a)	1,528	205,715
Quest Diagnostics, Inc.	81,744	7,074,943
Universal Health Services, Inc. Class B	8,437	1,171,309
		44,785,532
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	130,216	10,344,359
Bio-Rad Laboratories, Inc. Class A (a)	10,257	2,778,621
Bruker Corp.	112,133	4,284,602
Illumina, Inc. (a)	8,770	2,742,993
IQVIA Holdings, Inc. (a)	1,329	186,193
PRA Health Sciences, Inc. (a)	25,244	2,700,603
		23,037,371
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (a)	16,649	2,331,359
Mylan NV (a)	267,105	7,048,901
		9,380,260

TOTAL HEALTH CARE		135,549,848

INDUSTRIALS - 12.3%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	1,464	180,497
L3 Technologies, Inc.	6,271	1,327,884
		1,508,381
Airlines - 0.9%
JetBlue Airways Corp. (a)	172,397	2,879,030
Southwest Airlines Co.	59,730	3,347,269
United Continental Holdings, Inc. (a)	51,216	4,497,277
		10,723,576
Building Products - 0.0%
Armstrong World Industries, Inc.	8,225	601,906
Commercial Services & Supplies - 1.3%
Cintas Corp.	3,784	781,774
KAR Auction Services, Inc.	131,491	6,199,801
Republic Services, Inc.	109,644	8,599,379
		15,580,954
Construction & Engineering - 0.1%
EMCOR Group, Inc.	15,946	1,150,185
Electrical Equipment - 1.0%
Acuity Brands, Inc.	29,597	3,851,162
GrafTech International Ltd.	144,201	2,079,378
Regal Beloit Corp.	66,726	5,588,970
		11,519,510
Industrial Conglomerates - 0.1%
Roper Technologies, Inc.	3,879	1,255,438
Machinery - 5.7%
AGCO Corp.	102,382	6,918,976
Allison Transmission Holdings, Inc.	137,426	6,830,072
Cummins, Inc.	62,973	9,703,510
Gardner Denver Holdings, Inc. (a)	64,212	1,724,092
Ingersoll-Rand PLC	89,756	9,474,643
Lincoln Electric Holdings, Inc.	37,193	3,214,219
Oshkosh Corp.	90,281	7,024,765
PACCAR, Inc.	145,739	9,881,104
Parker Hannifin Corp.	19,413	3,419,794
Pentair PLC	144,084	6,129,333
WABCO Holdings, Inc. (a)	16,153	2,221,522
		66,542,030
Professional Services - 1.7%
Insperity, Inc.	40,051	5,057,240
Manpower, Inc.	80,980	6,822,565
Robert Half International, Inc.	110,624	7,543,451
		19,423,256
Road & Rail - 0.5%
CSX Corp.	81,073	5,891,575
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	28,013	1,204,839
W.W. Grainger, Inc.	26,610	8,109,930
WESCO International, Inc. (a)	17,134	932,946
		10,247,715

TOTAL INDUSTRIALS		144,444,526

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.5%
Ciena Corp. (a)	29,300	1,249,938
F5 Networks, Inc. (a)	43,972	7,393,452
Juniper Networks, Inc.	266,561	7,218,472
Motorola Solutions, Inc.	11,090	1,587,201
		17,449,063
Electronic Equipment & Components - 3.1%
Avnet, Inc.	9,304	404,631
CDW Corp.	83,241	7,815,497
Dell Technologies, Inc. (a)	130,751	7,298,521
Dolby Laboratories, Inc. Class A	56,660	3,671,568
Keysight Technologies, Inc. (a)	37,985	3,206,314
National Instruments Corp.	101,281	4,733,874
Tech Data Corp. (a)	11,365	1,161,730
Zebra Technologies Corp. Class A (a)	39,295	7,879,040
		36,171,175
IT Services - 6.0%
Alliance Data Systems Corp.	11,894	2,057,662
Amdocs Ltd.	27,340	1,519,284
Booz Allen Hamilton Holding Corp. Class A	134,130	7,090,112
Broadridge Financial Solutions, Inc.	53,661	5,433,176
DXC Technology Co.	132,385	8,718,876
Fidelity National Information Services, Inc.	104,217	11,271,069
First Data Corp. Class A (a)	35,626	895,638
GoDaddy, Inc. (a)	108,723	8,116,172
Okta, Inc. (a)	48,715	4,134,929
Paychex, Inc.	30,994	2,387,158
Sabre Corp.	280,096	6,282,553
Square, Inc. (a)	46,667	3,791,227
The Western Union Co.	17,429	311,456
Twilio, Inc. Class A (a)(b)	65,213	7,935,770
		69,945,082
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)(b)	296,263	6,971,068
Analog Devices, Inc.	2,419	258,736
Applied Materials, Inc.	19,021	729,265
KLA-Tencor Corp.	29,304	3,384,319
Lam Research Corp.	59,008	10,390,719
Maxim Integrated Products, Inc.	78,849	4,291,751
Micron Technology, Inc. (a)	49,437	2,020,985
ON Semiconductor Corp. (a)	57,324	1,231,320
Xilinx, Inc.	89,709	11,240,538
		40,518,701
Software - 3.9%
Atlassian Corp. PLC (a)	74,157	7,970,394
Autodesk, Inc. (a)	8,622	1,405,472
Cadence Design Systems, Inc. (a)	157,079	8,992,773
Citrix Systems, Inc.	74,945	7,906,698
Fortinet, Inc. (a)	13,634	1,183,295
Intuit, Inc.	24,668	6,096,203
LogMeIn, Inc.	2,208	175,404
Red Hat, Inc. (a)	21,509	3,927,543
ServiceNow, Inc. (a)	1,451	347,427
Symantec Corp.	46,042	1,035,485
Synopsys, Inc. (a)	48,341	4,915,313
Tableau Software, Inc. (a)	8,839	1,165,864
Ultimate Software Group, Inc. (a)	1,336	442,884
Workday, Inc. Class A (a)	573	113,414
		45,678,169
Technology Hardware, Storage & Peripherals - 2.5%
Hewlett Packard Enterprise Co.	37,564	615,298
HP, Inc.	250,331	4,939,031
NetApp, Inc.	128,568	8,382,634
Western Digital Corp.	173,606	8,732,382
Xerox Corp.	234,954	7,260,079
		29,929,424

TOTAL INFORMATION TECHNOLOGY		239,691,614

MATERIALS - 5.0%
Chemicals - 1.8%
CF Industries Holdings, Inc.	163,240	6,888,728
Eastman Chemical Co.	86,345	7,139,868
Huntsman Corp.	292,304	7,246,216
The Mosaic Co.	2,854	89,245
		21,364,057
Construction Materials - 0.1%
nVent Electric PLC	47,951	1,317,693
Metals & Mining - 2.8%
Freeport-McMoRan, Inc.	701,950	9,055,155
Newmont Mining Corp.	250,052	8,531,774
Nucor Corp.	146,453	8,870,658
Reliance Steel & Aluminum Co.	36,563	3,263,248
Steel Dynamics, Inc.	75,067	2,801,500
		32,522,335
Paper & Forest Products - 0.3%
Domtar Corp.	69,847	3,555,911

TOTAL MATERIALS		58,759,996

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 7.0%
American Homes 4 Rent Class A	77,266	1,687,489
Apartment Investment & Management Co. Class A	22,391	1,095,592
Apple Hospitality (REIT), Inc.	375,441	6,187,268
Brixmor Property Group, Inc. (b)	391,228	6,830,841
Columbia Property Trust, Inc.	14,184	306,800
Crown Castle International Corp.	200	23,750
Equity Commonwealth	158,656	5,180,118
Equity Lifestyle Properties, Inc.	7,584	823,926
Essex Property Trust, Inc.	4,468	1,250,325
Gaming & Leisure Properties	191,886	6,980,813
Healthcare Trust of America, Inc.	33,566	956,295
Hospitality Properties Trust (SBI)	72,329	1,957,946
Host Hotels & Resorts, Inc.	424,030	8,315,228
Liberty Property Trust (SBI)	95,672	4,528,156
Medical Properties Trust, Inc.	67,196	1,224,983
Park Hotels & Resorts, Inc.	225,370	7,040,559
Prologis, Inc.	6,642	465,339
Rayonier, Inc.	21,967	647,367
Retail Properties America, Inc.	491,400	6,122,844
SBA Communications Corp. Class A (a)	10,394	1,876,741
Senior Housing Properties Trust (SBI)	323,749	4,192,550
Spirit Realty Capital, Inc.	153,316	5,924,130
VEREIT, Inc.	4,947	39,428
Weyerhaeuser Co.	343,129	8,540,481
		82,198,969
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	31,305	1,557,737

TOTAL REAL ESTATE		83,756,706

UTILITIES - 5.0%
Electric Utilities - 2.6%
Entergy Corp.	35,034	3,269,723
Eversource Energy	4,534	316,519
OGE Energy Corp.	162,437	6,906,821
Portland General Electric Co.	2,803	140,542
PPL Corp.	224,623	7,226,122
Vistra Energy Corp.	210,854	5,490,638
Xcel Energy, Inc.	136,735	7,501,282
		30,851,647
Gas Utilities - 0.5%
UGI Corp.	100,494	5,517,121
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	183,853	7,662,993
The AES Corp.	15,820	272,579
		7,935,572
Multi-Utilities - 1.2%
Ameren Corp.	2,246	160,005
CenterPoint Energy, Inc.	262,518	7,912,293
Dominion Resources, Inc.	504	37,341
MDU Resources Group, Inc.	244,295	6,454,274
		14,563,913

TOTAL UTILITIES		58,868,253

TOTAL COMMON STOCKS
(Cost $1,034,873,598)		1,152,033,773
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $986,903)	1,000,000	986,770
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 2.44% (d)	16,007,231	$16,010,433
Fidelity Securities Lending Cash Central Fund 2.45% (d)(e)	24,547,473	24,549,928
TOTAL MONEY MARKET FUNDS
(Cost $40,560,361)		40,560,361
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $1,076,420,862)		1,193,580,904
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(22,850,539)
NET ASSETS - 100%		$1,170,730,365

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	98	March 2019	$18,725,840	$1,590,797	$1,590,797

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $758,826.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105,552
Fidelity Securities Lending Cash Central Fund	7,185
Total	$112,737

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$38,307,328	$38,307,328	$--	$--
Consumer Discretionary	166,993,764	166,993,764	--	--
Consumer Staples	45,469,227	45,469,227	--	--
Energy	35,060,549	35,060,549	--	--
Financials	145,131,962	145,131,962	--	--
Health Care	135,549,848	135,549,848	--	--
Industrials	144,444,526	144,444,526	--	--
Information Technology	239,691,614	239,691,614	--	--
Materials	58,759,996	58,759,996	--	--
Real Estate	83,756,706	83,756,706	--	--
Utilities	58,868,253	58,868,253	--	--
U.S. Government and Government Agency Obligations	986,770	--	986,770	--
Money Market Funds	40,560,361	40,560,361	--	--
Total Investments in Securities:	$1,193,580,904	$1,192,594,134	$986,770	$--
Derivative Instruments:
Assets
Futures Contracts	$1,590,797	$1,590,797	$--	$--
Total Assets	$1,590,797	$1,590,797	$--	$--
Total Derivative Instruments:	$1,590,797	$1,590,797	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,590,797	$0
Total Equity Risk	1,590,797	0
Total Value of Derivatives	$1,590,797	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,095,665) — See accompanying schedule: Unaffiliated issuers (cost $1,035,860,501)	$1,153,020,543
Fidelity Central Funds (cost $40,560,361)	40,560,361
Total Investment in Securities (cost $1,076,420,862)		$1,193,580,904
Receivable for fund shares sold		1,894,273
Dividends receivable		1,369,987
Distributions receivable from Fidelity Central Funds		27,592
Total assets		1,196,872,756
Liabilities
Payable for fund shares redeemed	$951,415
Accrued management fee	564,687
Payable for daily variation margin on futures contracts	73,489
Collateral on securities loaned	24,552,800
Total liabilities		26,142,391
Net Assets		$1,170,730,365
Net Assets consist of:
Paid in capital		$1,054,394,547
Total distributable earnings (loss)		116,335,818
Net Assets, for 81,068,335 shares outstanding		$1,170,730,365
Net Asset Value, offering price and redemption price per share ($1,170,730,365 ÷ 81,068,335 shares)		$14.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$11,804,678
Interest		8,089
Income from Fidelity Central Funds		112,737
Total income		11,925,504
Expenses
Management fee	$3,377,921
Independent trustees' fees and expenses	3,696
Commitment fees	1,605
Total expenses before reductions	3,383,222
Expense reductions	(187)
Total expenses after reductions		3,383,035
Net investment income (loss)		8,542,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,791,058
Fidelity Central Funds	(494)
Futures contracts	(1,903,301)
Total net realized gain (loss)		1,887,263
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(59,172,387)
Futures contracts	1,305,540
Total change in net unrealized appreciation (depreciation)		(57,866,847)
Net gain (loss)		(55,979,584)
Net increase (decrease) in net assets resulting from operations		$(47,437,115)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,542,469	$20,809,115
Net realized gain (loss)	1,887,263	97,906,251
Change in net unrealized appreciation (depreciation)	(57,866,847)	73,686,124
Net increase (decrease) in net assets resulting from operations	(47,437,115)	192,401,490
Distributions to shareholders	(100,749,904)	–
Distributions to shareholders from net investment income	–	(16,317,390)
Distributions to shareholders from net realized gain	–	(56,685,523)
Total distributions	(100,749,904)	(73,002,913)
Share transactions
Proceeds from sales of shares	95,446,010	223,076,939
Reinvestment of distributions	95,690,621	68,383,542
Cost of shares redeemed	(161,637,154)	(305,302,063)
Net increase (decrease) in net assets resulting from share transactions	29,499,477	(13,841,582)
Total increase (decrease) in net assets	(118,687,542)	105,556,995
Net Assets
Beginning of period	1,289,417,907	1,183,860,912
End of period	$1,170,730,365	$1,289,417,907
Other Information
Undistributed net investment income end of period		$11,923,900
Shares
Sold	6,689,064	14,135,009
Issued in reinvestment of distributions	7,238,322	4,408,997
Redeemed	(11,401,572)	(19,306,709)
Net increase (decrease)	2,525,814	(762,703)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017A	2017 B	2016 C	2015 B	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$16.42	$14.93	$14.77	$11.98	$14.16	$13.60	$10.97
Income from Investment Operations
Net investment income (loss)D	.11	.26	.12	.21	.18	.15	.15
Net realized and unrealized gain (loss)	(.76)	2.17	.13	2.76	(1.70)	1.73	3.17
Total from investment operations	(.65)	2.43	.25	2.97	(1.52)	1.88	3.32
Distributions from net investment income	(.25)	(.21)	(.02)	(.18)	(.14)	(.10)	(.12)
Distributions from net realized gain	(1.09)	(.73)	(.07)	–	(.51)	(1.22)	(.57)
Total distributions	(1.33)E	(.94)	(.09)	(.18)	(.66)F	(1.32)	(.69)
Redemption fees added to paid in capitalD	–	–	–G	–G	–G	–G	–G
Net asset value, end of period	$14.44	$16.42	$14.93	$14.77	$11.98	$14.16	$13.60
Total ReturnH,I	(3.19)%	16.67%	1.72%	24.85%	(11.02)%	15.22%	30.97%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.59%L	.59%	.59%L	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.59%L	.59%	.59%L	.60%	.60%	.60%	.60%
Expenses net of all reductions	.59%L	.59%	.59%L	.60%	.60%	.60%	.60%
Net investment income (loss)	1.49%L	1.64%	1.62%L	1.53%	1.34%	1.08%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,170,730	$1,289,418	$1,183,861	$1,176,023	$805,242	$608,475	$271,674
Portfolio turnover rateM	78%L	108%	94%L	87%	88%	89%	128%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $1.33 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $1.085 per share.

 F Total distributions of $.66 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.511 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of February 28, 2019
Japan	23.5%
United Kingdom	17.0%
France	9.9%
Switzerland	8.6%
Australia	7.6%
Germany	7.5%
Netherlands	5.4%
Spain	2.6%
Denmark	2.4%
Other*	15.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of February 28, 2019

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of February 28, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.8
Toyota Motor Corp. (Japan, Automobiles)	1.5
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.1
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.1
Siemens AG (Germany, Industrial Conglomerates)	1.1
BHP Billiton Ltd. (Australia, Metals & Mining)	1.1
HSBC Holdings PLC sponsored ADR (United Kingdom, Banks)	1.0
14.2

Top Market Sectors as of February 28, 2019

% of fund's net assets
Financials	17.6
Consumer Discretionary	13.0
Health Care	12.7
Industrials	12.2
Consumer Staples	11.3
Materials	8.8
Communication Services	6.9
Information Technology	6.5
Energy	5.4
Real Estate	2.7

Fidelity® International Enhanced Index Fund

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 7.6%
AGL Energy Ltd.	370,713	$5,577,493
Aurizon Holdings Ltd.	1,062,936	3,408,051
Australia & New Zealand Banking Group Ltd.	373,994	7,430,028
BHP Billiton Ltd.	621,432	16,412,888
BlueScope Steel Ltd.	285,598	2,726,847
Cimic Group Ltd.	107,821	3,835,614
Coca-Cola Amatil Ltd.	1,163,230	6,576,344
Commonwealth Bank of Australia	60,041	3,149,537
Computershare Ltd.	100,386	1,228,352
CSL Ltd.	71,350	9,778,709
Fortescue Metals Group Ltd.	835,074	3,589,700
Lendlease Group unit	103,367	944,405
Macquarie Group Ltd.	120,607	11,005,483
National Australia Bank Ltd.	306,117	5,464,508
Rio Tinto Ltd.	111,350	7,595,306
Scentre Group unit	61,552	168,972
Sonic Healthcare Ltd.	192,486	3,293,343
Sydney Airport unit	242,000	1,235,971
Telstra Corp. Ltd.	2,987,868	6,633,860
Wesfarmers Ltd.	442,386	10,412,100
Westpac Banking Corp.	284,962	5,454,506
Woolworths Group Ltd.	73,611	1,497,032

TOTAL AUSTRALIA		117,419,049

Austria - 0.0%
Raiffeisen International Bank-Holding AG	13,049	332,771
Belgium - 1.3%
Ageas	69,370	3,418,950
Colruyt NV	115,400	8,230,111
UCB SA	98,556	8,259,714

TOTAL BELGIUM		19,908,775

Bermuda - 0.2%
Dairy Farm International Holdings Ltd.	24,707	220,881
Hongkong Land Holdings Ltd.	143,034	1,025,554
Kerry Properties Ltd.	337,923	1,412,003
Li & Fung Ltd.	2,038,000	355,688
NWS Holdings Ltd.	232,000	561,547

TOTAL BERMUDA		3,575,673

Cayman Islands - 1.1%
Cheung Kong Property Holdings Ltd.	768,828	6,380,986
CK Hutchison Holdings Ltd.	1,005,768	10,705,044

TOTAL CAYMAN ISLANDS		17,086,030

Denmark - 2.4%
Carlsberg A/S Series B	5,198	629,686
Coloplast A/S Series B	44,518	4,437,310
Danske Bank A/S	15,739	313,132
H Lundbeck A/S	174,653	7,987,971
Novo Nordisk A/S Series B	361,648	17,730,026
Pandora A/S	48,289	2,533,951
Tryg A/S	67,401	1,837,270
Vestas Wind Systems A/S	16,302	1,356,978
William Demant Holding A/S (a)	11,926	358,179

TOTAL DENMARK		37,184,503

Finland - 1.5%
Neste Oyj	68,845	6,617,005
Nordea Bank ABP	397,930	3,608,772
Orion Oyj (B Shares)	22,107	789,824
Sampo Oyj (A Shares)	2,620	126,048
Stora Enso Oyj (R Shares)	415,586	5,566,303
UPM-Kymmene Corp.	241,314	7,279,279

TOTAL FINLAND		23,987,231

France - 9.9%
Alstom SA	502	21,824
Arkema SA	11,497	1,159,169
Atos Origin SA	90,222	8,663,435
AXA SA	268,370	6,795,467
BIC SA	7,204	681,347
BNP Paribas SA	138,905	7,110,680
Bouygues SA	52,883	2,000,046
Casino Guichard Perrachon SA (b)	159,291	8,423,316
CNP Assurances	90,938	2,101,849
Credit Agricole SA	324,566	4,153,988
Dassault Systemes SA	14,890	2,178,898
Eiffage SA	48,258	4,708,555
Eutelsat Communications	185,745	3,667,745
Faurecia SA	12,192	581,615
Hermes International SCA	15,465	9,794,482
Ipsen SA	11,447	1,583,279
Kering SA	22,609	12,346,543
L'Oreal SA	58,467	14,745,965
LVMH Moet Hennessy - Louis Vuitton SA	8,929	3,064,334
Michelin CGDE Series B	33,208	3,980,711
Natixis SA	107,196	589,166
Orange SA	115,197	1,760,754
Peugeot Citroen SA	373,791	9,506,769
Renault SA	129,455	8,868,783
Rexel SA	294,238	3,668,104
Safran SA	7,087	966,073
Sanofi SA	76,979	6,419,234
Schneider Electric SA	29,798	2,315,476
Societe Generale Series A	157,348	4,833,731
Thales SA	43,444	5,349,215
Total SA	181,863	10,351,418
Valeo SA	30,090	946,144
Veolia Environnement SA	56,285	1,235,613

TOTAL FRANCE		154,573,728

Germany - 7.5%
adidas AG	2,126	516,532
Allianz SE	52,242	11,628,926
BASF AG	152,120	11,578,950
Bayer AG	3,127	249,819
Bayerische Motoren Werke AG (BMW)	20,122	1,700,790
Continental AG	59,671	9,773,225
Covestro AG (c)	162,141	9,247,184
Deutsche Borse AG	38,848	4,904,885
Deutsche Telekom AG	436,085	7,188,543
Evonik Industries AG	46,585	1,311,456
Fresenius SE & Co. KGaA	8,708	489,232
Hannover Reuck SE	22,553	3,360,531
Infineon Technologies AG	17,068	375,107
Metro AG	786,155	4,426,349
Metro Wholesale & Food Specialist AG	298,730	5,017,006
MTU Aero Engines Holdings AG	20,794	4,458,428
Muenchener Rueckversicherungs AG	21,760	5,124,779
ProSiebenSat.1 Media AG	191,759	3,489,259
SAP SE	57,742	6,179,932
Schaeffler AG	856,462	7,851,913
Siemens AG	152,926	16,706,148
Siemens Healthineers AG (c)	22,431	908,814

TOTAL GERMANY		116,487,808

Hong Kong - 2.2%
AIA Group Ltd.	579,432	5,782,924
Henderson Land Development Co. Ltd.	405,077	2,291,209
New World Development Co. Ltd.	916,517	1,464,139
Sino Land Ltd.	98,000	182,523
Sun Hung Kai Properties Ltd.	584,333	9,688,104
Swire Pacific Ltd. (A Shares)	137,813	1,638,886
Swire Properties Ltd.	68,000	272,875
Wharf Holdings Ltd.	2,523,646	7,892,673
Wheelock and Co. Ltd.	658,506	4,458,689

TOTAL HONG KONG		33,672,022

Isle of Man - 0.3%
Genting Singapore Ltd.	7,192,460	5,426,264
Israel - 0.6%
Check Point Software Technologies Ltd. (a)	71,496	8,743,961
Italy - 1.8%
Assicurazioni Generali SpA	227,975	4,069,873
Atlantia SpA	31,864	774,890
Eni SpA	733,763	12,654,383
Intesa Sanpaolo SpA	755,475	1,858,789
Poste Italiane SpA (c)	316,064	2,850,891
Terna SpA	772,060	4,801,886
UniCredit SpA	105,521	1,436,218

TOTAL ITALY		28,446,930

Japan - 23.5%
Aisin Seiki Co. Ltd.	59,647	2,325,091
Asahi Kasei Corp.	754,230	8,246,837
Astellas Pharma, Inc.	710,625	11,017,969
Bridgestone Corp.	131,633	5,214,183
Brother Industries Ltd.	277,509	5,066,441
Canon, Inc.	372,010	10,685,127
Chugai Pharmaceutical Co. Ltd.	28,881	1,965,862
Dai Nippon Printing Co. Ltd.	78,980	1,830,989
Dai-ichi Mutual Life Insurance Co.	592,067	9,021,936
Daicel Chemical Industries Ltd.	47,424	498,640
Dainippon Sumitomo Pharma Co. Ltd.	75,784	1,873,122
Daiwa House Industry Co. Ltd.	64,000	1,982,085
Eisai Co. Ltd.	122,110	10,091,643
Electric Power Development Co. Ltd.	26,287	656,556
Fuji Electric Co. Ltd.	16,000	505,206
Fujifilm Holdings Corp.	213,226	9,552,120
Fujitsu Ltd.	131,655	8,885,200
Hakuhodo DY Holdings, Inc.	52,997	811,608
Hitachi Ltd.	357,352	10,742,132
Honda Motor Co. Ltd.	458,677	12,953,077
Hoya Corp.	167,084	10,200,571
IHI Corp.	21,700	572,772
Itochu Corp.	120,251	2,160,063
Japan Post Holdings Co. Ltd.	700,977	8,521,041
Kajima Corp.	21,300	315,646
Kakaku.com, Inc.	198,192	3,806,837
Kamigumi Co. Ltd.	16,300	377,431
KDDI Corp.	388,120	9,380,740
Kirin Holdings Co. Ltd.	38,900	871,624
Konica Minolta, Inc.	508,913	4,949,359
Marubeni Corp.	920,250	6,574,659
Mazda Motor Corp.	172,500	2,032,044
Medipal Holdings Corp.	279,957	6,520,149
Mitsubishi Chemical Holdings Corp.	1,161,252	8,587,683
Mitsubishi Corp.	280,838	7,930,387
Mitsubishi Electric Corp.	196,558	2,464,377
Mitsubishi Estate Co. Ltd.	45,089	774,552
Mitsubishi UFJ Financial Group, Inc.	1,759,712	9,131,831
Mitsubishi UFJ Lease & Finance Co. Ltd.	118,371	602,129
Mitsui & Co. Ltd.	556,342	8,756,382
Mizuho Financial Group, Inc.	7,336,413	11,535,802
NEC Corp.	109,604	3,657,348
Nippon Telegraph & Telephone Corp.	257,685	11,137,832
Nomura Research Institute Ltd.	9,400	382,021
NTT DOCOMO, Inc.	474,560	11,047,690
OBIC Co. Ltd.	5,200	495,905
ORIX Corp.	347,632	5,027,433
Recruit Holdings Co. Ltd.	28,319	793,928
Renesas Electronics Corp. (a)	15,100	88,325
Resona Holdings, Inc.	314,248	1,423,470
Santen Pharmaceutical Co. Ltd.	8,300	129,193
Seven & i Holdings Co. Ltd.	189,876	8,356,756
Shionogi & Co. Ltd.	152,951	9,787,249
Showa Denko K.K.	65,200	2,439,941
SoftBank Corp. (a)	127,300	1,587,467
SoftBank Corp.	10,500	974,340
Sony Corp.	195,900	9,406,240
Sumco Corp.	382,100	4,871,615
Sumitomo Chemical Co. Ltd.	1,317,779	6,552,314
Sumitomo Corp.	605,019	8,704,650
Sumitomo Heavy Industries Ltd.	9,200	316,095
Sumitomo Mitsui Financial Group, Inc.	366,592	13,026,225
Suzuken Co. Ltd.	36,065	1,973,682
Suzuki Motor Corp.	133,196	6,839,548
T&D Holdings, Inc.	71,000	857,876
Taisei Corp.	61,199	2,892,410
Tokyo Electric Power Co., Inc. (a)	1,259,880	7,859,970
Tokyo Gas Co. Ltd.	19,157	528,100
Toyota Motor Corp.	378,659	22,881,876
Toyota Tsusho Corp.	62,099	1,978,455

TOTAL JAPAN		366,009,857

Luxembourg - 0.1%
RTL Group SA	23,337	1,316,085
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	584,874	913,476
Netherlands - 5.4%
ABN AMRO Group NV GDR (c)	135,571	3,281,959
AEGON NV	565,025	3,031,704
Airbus Group NV	6,246	804,688
ASML Holding NV (Netherlands)	4,804	878,828
EXOR NV	48,408	2,978,837
Fiat Chrysler Automobiles NV	583,409	8,614,837
Heineken Holding NV	38,311	3,706,211
ING Groep NV (Certificaten Van Aandelen)	446,057	5,896,039
Koninklijke Ahold Delhaize NV	439,216	11,319,577
Koninklijke KPN NV	528,103	1,627,947
Koninklijke Philips Electronics NV	35,737	1,422,055
NN Group NV	49,929	2,175,124
NXP Semiconductors NV	22,927	2,093,694
Randstad NV	6,015	321,221
STMicroelectronics NV (France)	531,895	8,693,129
Unilever NV (Certificaten Van Aandelen) (Bearer)	314,741	17,045,622
Wolters Kluwer NV	151,235	9,973,850

TOTAL NETHERLANDS		83,865,322

New Zealand - 0.1%
Fisher & Paykel Healthcare Corp.	44,543	445,907
Spark New Zealand Ltd.	199,792	507,498

TOTAL NEW ZEALAND		953,405

Norway - 1.7%
DNB ASA	68,416	1,310,435
Equinor ASA	445,427	10,013,017
Marine Harvest ASA	345,724	7,975,775
Orkla ASA	107,027	843,293
Telenor ASA	334,990	6,532,122

TOTAL NORWAY		26,674,642

Portugal - 0.2%
Galp Energia SGPS SA Class B	227,634	3,736,249
Singapore - 1.2%
CapitaLand Ltd.	130,000	328,846
ComfortDelgro Corp. Ltd.	2,966,967	5,244,860
Jardine Cycle & Carriage Ltd.	18,617	459,091
Oversea-Chinese Banking Corp. Ltd.	154,396	1,263,032
Singapore Exchange Ltd.	44,200	256,308
Singapore Technologies Engineering Ltd.	555,855	1,537,646
United Overseas Bank Ltd.	35,855	663,530
Venture Corp. Ltd.	22,900	301,494
Yangzijiang Shipbuilding Holdings Ltd.	7,412,646	7,840,299

TOTAL SINGAPORE		17,895,106

Spain - 2.6%
ACS Actividades de Construccion y Servicios SA	134,376	5,953,292
Amadeus IT Holding SA Class A	40,138	3,022,359
Banco Bilbao Vizcaya Argentaria SA	386,088	2,394,843
Banco de Sabadell SA	176,131	200,641
Banco Santander SA (Spain)	1,618,264	7,875,788
Endesa SA	33,201	836,483
International Consolidated Airlines Group SA	319,968	2,531,620
MAPFRE SA (Reg.)	901,912	2,548,285
Red Electrica Corporacion SA	247,255	5,341,973
Telefonica SA	1,157,199	9,981,326

TOTAL SPAIN		40,686,610

Sweden - 2.2%
Atlas Copco AB (A Shares)	13,645	369,820
Boliden AB	160,994	4,405,720
ICA Gruppen AB	10,097	388,094
Sandvik AB	551,698	9,064,549
Securitas AB (B Shares)	151,969	2,383,360
Skandinaviska Enskilda Banken AB (A Shares)	81,858	833,292
SKF AB (B Shares)	10,385	174,789
Swedbank AB (A Shares)	3,190	58,612
Swedish Match Co. AB	121,759	5,708,277
Volvo AB (B Shares)	699,445	10,299,320

TOTAL SWEDEN		33,685,833

Switzerland - 8.6%
ABB Ltd. (Reg.)	327,403	6,446,247
Baloise Holdings AG	12,573	2,053,403
Credit Suisse Group AG	110,392	1,361,454
Nestle SA (Reg. S)	432,644	39,134,339
Novartis AG	310,211	28,270,772
Partners Group Holding AG	429	310,343
Roche Holding AG (participation certificate)	107,530	29,842,185
SGS SA (Reg.)	1,899	4,842,398
Sonova Holding AG Class B	22,455	4,199,415
Swiss Life Holding AG	9,168	3,995,872
Swiss Re Ltd.	11,544	1,143,007
Swisscom AG	4,162	1,927,018
UBS Group AG	271,878	3,459,597
Zurich Insurance Group Ltd.	22,152	7,307,673

TOTAL SWITZERLAND		134,293,723

United Kingdom - 17.0%
3i Group PLC	276,342	3,466,605
Admiral Group PLC	81,883	2,369,772
Anglo American PLC (United Kingdom)	406,965	10,814,453
AstraZeneca PLC (United Kingdom)	50,280	4,094,030
Auto Trader Group PLC (c)	426,101	2,689,953
Aviva PLC	667,039	3,739,127
BAE Systems PLC	829,606	5,115,085
Barclays PLC	1,801,086	3,921,570
Barratt Developments PLC	1,108,127	8,803,888
Berkeley Group Holdings PLC	93,889	4,918,922
BHP Billiton PLC	563,248	13,065,241
BP PLC	1,205,636	8,547,124
British American Tobacco PLC (United Kingdom)	54,589	2,001,403
BT Group PLC	1,914,380	5,460,006
Bunzl PLC	57,218	1,800,896
Burberry Group PLC	348,642	8,737,451
Centrica PLC	2,565,033	4,235,654
Diageo PLC	169,330	6,543,454
Direct Line Insurance Group PLC	50,994	241,257
GlaxoSmithKline PLC	10,297	205,227
GlaxoSmithKline PLC sponsored ADR	305,799	12,342,048
HSBC Holdings PLC:
(United Kingdom)	555,637	4,529,601
sponsored ADR (b)	390,946	15,962,325
Imperial Tobacco Group PLC	322,602	10,742,007
Legal & General Group PLC	678,009	2,523,372
Lloyds Banking Group PLC	9,985,169	8,408,313
Marks & Spencer Group PLC	902,683	3,262,126
Meggitt PLC	265,418	1,898,184
Persimmon PLC	273,690	8,832,002
Prudential PLC	181,227	3,820,901
RELX PLC	155,611	3,568,563
Rio Tinto PLC	213,410	12,259,714
Royal Dutch Shell PLC:
Class A (United Kingdom)	484,691	15,108,797
Class B (United Kingdom)	556,746	17,465,278
Royal Mail PLC	1,348,676	5,058,773
RSA Insurance Group PLC	23,732	160,847
Smith & Nephew PLC	169,242	3,215,720
Standard Chartered PLC (United Kingdom)	41,469	330,894
Tate & Lyle PLC	733,513	6,761,620
Taylor Wimpey PLC	1,614,092	3,883,504
Unilever PLC	192,498	10,248,182
Vodafone Group PLC	7,212,017	12,847,122

TOTAL UNITED KINGDOM		264,001,011

TOTAL COMMON STOCKS
(Cost $1,527,245,059)		1,540,876,064

Nonconvertible Preferred Stocks - 0.0%
Germany - 0.0%
Sartorius AG (non-vtg.)
(Cost $290,178)	1,838	291,434
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19(d)
(Cost $1,184,283)	1,200,000	1,184,124
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.44% (e)	5,154,118	5,155,148
Fidelity Securities Lending Cash Central Fund 2.45% (e)(f)	20,166,445	20,168,461
TOTAL MONEY MARKET FUNDS
(Cost $25,323,609)		25,323,609
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,554,043,129)		1,567,675,231
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(12,408,934)
NET ASSETS - 100%		$1,555,266,297

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	149	March 2019	$13,924,050	$684,956	$684,956

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,978,801 or 1.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $788,429.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78,982
Fidelity Securities Lending Cash Central Fund	96,807
Total	$175,789

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$105,289,228	$27,703,716	$77,585,512	$--
Consumer Discretionary	201,250,073	120,896,565	80,353,508	--
Consumer Staples	176,986,575	73,263,107	103,723,468	--
Energy	84,493,271	20,366,271	64,127,000	--
Financials	271,765,807	94,620,530	177,145,277	--
Health Care	200,173,687	67,814,863	132,358,824	--
Industrials	194,156,221	109,683,373	84,472,848	--
Information Technology	101,734,782	32,264,885	69,469,897	--
Materials	133,337,625	48,627,754	84,709,871	--
Real Estate	40,906,501	28,461,760	12,444,741	--
Utilities	31,073,728	17,343,685	13,730,043	--
Government Obligations	1,184,124	--	1,184,124	--
Money Market Funds	25,323,609	25,323,609	--	--
Total Investments in Securities:	$1,567,675,231	$666,370,118	$901,305,113	$--
Derivative Instruments:
Assets
Futures Contracts	$684,956	$684,956	$--	$--
Total Assets	$684,956	$684,956	$--	$--
Total Derivative Instruments:	$684,956	$684,956	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$684,956	$0
Total Equity Risk	684,956	0
Total Value of Derivatives	$684,956	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,786,018) — See accompanying schedule: Unaffiliated issuers (cost $1,528,719,520)	$1,542,351,622
Fidelity Central Funds (cost $25,323,609)	25,323,609
Total Investment in Securities (cost $1,554,043,129)		$1,567,675,231
Foreign currency held at value (cost $859,596)		858,613
Receivable for investments sold		20,412,211
Receivable for fund shares sold		875,527
Dividends receivable		5,303,511
Distributions receivable from Fidelity Central Funds		40,552
Total assets		1,595,165,645
Liabilities
Payable for investments purchased	$17,556,030
Payable for fund shares redeemed	1,386,099
Accrued management fee	755,550
Payable for daily variation margin on futures contracts	32,179
Collateral on securities loaned	20,169,490
Total liabilities		39,899,348
Net Assets		$1,555,266,297
Net Assets consist of:
Paid in capital		$1,637,060,897
Total distributable earnings (loss)		(81,794,600)
Net Assets, for 168,724,409 shares outstanding		$1,555,266,297
Net Asset Value, offering price and redemption price per share ($1,555,266,297 ÷ 168,724,409 shares)		$9.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$20,327,490
Interest		11,213
Income from Fidelity Central Funds		175,789
Income before foreign taxes withheld		20,514,492
Less foreign taxes withheld		(1,653,986)
Total income		18,860,506
Expenses
Management fee	$4,598,801
Independent trustees' fees and expenses	4,799
Interest	13,117
Commitment fees	2,152
Total expenses before reductions	4,618,869
Expense reductions	(46)
Total expenses after reductions		4,618,823
Net investment income (loss)		14,241,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(79,701,984)
Fidelity Central Funds	(71)
Foreign currency transactions	(258,825)
Futures contracts	(1,124,846)
Total net realized gain (loss)		(81,085,726)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,182,599)
Assets and liabilities in foreign currencies	1,640
Futures contracts	579,489
Total change in net unrealized appreciation (depreciation)		(4,601,470)
Net gain (loss)		(85,687,196)
Net increase (decrease) in net assets resulting from operations		$(71,445,513)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,241,683	$30,712,947
Net realized gain (loss)	(81,085,726)	(10,781,844)
Change in net unrealized appreciation (depreciation)	(4,601,470)	(31,900,542)
Net increase (decrease) in net assets resulting from operations	(71,445,513)	(11,969,439)
Distributions to shareholders	(34,087,909)	–
Distributions to shareholders from net investment income	–	(12,641,480)
Distributions to shareholders from net realized gain	–	(2,690,142)
Total distributions	(34,087,909)	(15,331,622)
Share transactions
Proceeds from sales of shares	226,636,904	1,480,868,009
Reinvestment of distributions	20,553,992	14,714,616
Cost of shares redeemed	(277,541,957)	(353,536,211)
Net increase (decrease) in net assets resulting from share transactions	(30,351,061)	1,142,046,414
Redemption fees	–	19,770
Total increase (decrease) in net assets	(135,884,483)	1,114,765,123
Net Assets
Beginning of period	1,691,150,780	576,385,657
End of period	$1,555,266,297	$1,691,150,780
Other Information
Undistributed net investment income end of period		$23,544,715
Shares
Sold	25,034,809	146,438,695
Issued in reinvestment of distributions	2,401,167	1,478,856
Redeemed	(30,764,585)	(35,086,750)
Net increase (decrease)	(3,328,609)	112,830,801

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017A	2017B	2016C	2015B	2014B
Selected Per–Share Data
Net asset value, beginning of period	$9.83	$9.73	$8.48	$7.42	$8.77	$8.85	$7.45
Income from Investment Operations
Net investment income (loss)D	.08	.27	.18	.20	.19	.20	.28E
Net realized and unrealized gain (loss)	(.49)	–F	1.07	1.08	(1.38)	(.10)	1.29
Total from investment operations	(.41)	.27	1.25	1.28	(1.19)	.10	1.57
Distributions from net investment income	(.20)	(.14)G	–	(.20)	(.16)	(.16)	(.15)
Distributions from net realized gain	–	(.03)G	–	(.02)	–F	(.02)	(.01)
Total distributions	(.20)	(.17)	–	(.22)	(.16)	(.18)	(.17)H
Redemption fees added to paid in capitalD	–	–F	–F	–F	–F	–F	–F
Net asset value, end of period	$9.22	$9.83	$9.73	$8.48	$7.42	$8.77	$8.85
Total ReturnI,J	(4.01)%	2.71%	14.74%	17.31%	(13.71)%	1.25%	21.21%
Ratios to Average Net AssetsK,L
Expenses before reductions	.59%M	.59%	.59%M	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.59%M	.59%	.59%M	.62%	.62%	.62%	.62%
Expenses net of all reductions	.59%M	.59%	.59%M	.62%	.62%	.62%	.62%
Net investment income (loss)	1.82%M	2.69%	3.86%M	2.53%	2.27%	2.31%	3.40%E
Supplemental Data
Net assets, end of period (000 omitted)	$1,555,266	$1,691,151	$576,386	$271,576	$152,699	$105,360	$44,828
Portfolio turnover rateN	90%M	66%	70%M	75%	77%	75%	63%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%.

 F Amount represents less than $.005 per share.

 G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 H Total distributions of $.17 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.013 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, partnerships, market discount, passive foreign investments companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$807,163,198	$290,486,021	$(19,035,235)	$271,450,786
Fidelity Large Cap Value Enhanced Index Fund	3,365,048,718	524,025,393	(133,609,312)	390,416,081
Fidelity Large Cap Core Enhanced Index Fund	654,960,625	167,800,068	(20,622,213)	147,177,855
Fidelity Mid Cap Enhanced Index Fund	1,079,111,264	161,410,682	(45,350,245)	116,060,437
Fidelity International Enhanced Index Fund	1,567,057,810	100,448,267	(99,145,890)	1,302,377

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period, except for Fidelity Large Cap Core Enhanced Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	436,916,733	471,900,632
Fidelity Large Cap Value Enhanced Index Fund	1,600,551,500	1,658,894,258
Fidelity Large Cap Core Enhanced Index Fund	349,667,959	267,675,484
Fidelity Mid Cap Enhanced Index Fund	438,726,711	505,626,702
Fidelity International Enhanced Index Fund	693,992,840	745,706,861

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund pays an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. During January 2019, the Board approved to change the investment adviser from FMR Co., to Fidelity Management & Research Company effective February 1, 2019. There was no change to the management fee.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.59%
Fidelity International Enhanced Index Fund	.59%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Enhanced Index Fund	Borrower	$138,003,000	2.41%	$9,219
Fidelity International Enhanced Index Fund	Borrower	$9,496,556	2.55%	$12,132

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$1,456
Fidelity Large Cap Value Enhanced Index Fund	4,946
Fidelity Large Cap Core Enhanced Index Fund	970
Fidelity Mid Cap Enhanced Index Fund	1,605
Fidelity International Enhanced Index Fund	2,152

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity Large Cap Growth Enhanced Index Fund	$4,223
Fidelity Large Cap Value Enhanced Index Fund	$11,842
Fidelity Large Cap Core Enhanced Index Fund	$514
Fidelity Mid Cap Enhanced Index Fund	$7,185
Fidelity International Enhanced Index Fund	$96,807

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Enhanced Index Fund	$12,231,000	2.90%	$985

10. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$715
Fidelity Large Cap Value Enhanced Index Fund	1,934
Fidelity Large Cap Core Enhanced Index Fund	546
Fidelity Mid Cap Enhanced Index Fund	187
Fidelity International Enhanced Index Fund	46

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 40% of the total outstanding shares of Fidelity Large Cap Value Enhanced Index Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Fidelity Large Cap Growth Enhanced Index Fund	.39%
Actual		$1,000.00	$948.20	$1.88
Hypothetical-C		$1,000.00	$1,022.86	$1.96
Fidelity Large Cap Value Enhanced Index Fund	.39%
Actual		$1,000.00	$979.10	$1.91
Hypothetical-C		$1,000.00	$1,022.86	$1.96
Fidelity Large Cap Core Enhanced Index Fund	.39%
Actual		$1,000.00	$968.20	$1.90
Hypothetical-C		$1,000.00	$1,022.86	$1.96
Fidelity Mid Cap Enhanced Index Fund	.59%
Actual		$1,000.00	$968.10	$2.88
Hypothetical-C		$1,000.00	$1,021.87	$2.96
Fidelity International Enhanced Index Fund	.59%
Actual		$1,000.00	$959.90	$2.87
Hypothetical-C		$1,000.00	$1,021.87	$2.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Enhanced Index Fund
Fidelity Large Cap Core Enhanced Index Fund
Fidelity Large Cap Growth Enhanced Index Fund
Fidelity Large Cap Value Enhanced Index Fund
Fidelity Mid Cap Enhanced Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management contract with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreement for each fund (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMRC and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the advisory arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund's advisory arrangements, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund's advisory arrangements. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the advisory arrangements. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and Sub-Advisory Agreement (together, the Advisory Contracts) for each fund to reflect the fact that, effective February 1, 2019, FMR would assume the duties and rights of FMRC under the fund's then current management contract. The Board noted that, with the exception of the date, term, entity name, and non-operating expense language clarification described below, the terms of each fund's Advisory Contracts, including the fees payable thereunder, would not change as a result of the approval of the Advisory Contracts. The Board considered that FMR would render the same services to the funds under the amended and restated management contracts that FMRC rendered to the funds under the then current management contracts and that the Sub-Advisory Agreements were simply being updated to reflect the change in investment adviser. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with FMRC as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to approve the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to approve the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMRC's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. For Fidelity International Enhanced Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity International Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods (ended June 30 for 2018 and 2017 and December 31 for prior periods) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMRC for non-management expenses (including transfer agent fees, pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for 2018.

The Board considered that a new management contract for each fund that implemented an all-inclusive management fee structure had taken effect April 1, 2017, following approval by shareholders. Under this new fee structure, the management fee rate for Fidelity International Enhanced Index Fund increased from 0.47% to 0.59%, the management fee rate for each of Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund increased from 0.30% to 0.39%, and the management fee rate for Fidelity Mid Cap Enhanced Index Fund increased from 0.45% to 0.59%, and FMRC now pays all other expenses of each fund with limited exceptions. The Board noted that as a result of the new fee structure, total expenses incurred by shareholders decreased.

Fidelity International Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such astransfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by the investment adviser under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the amended and restated management contract for each fund contained amendments clarifying that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the funds or the party responsible for making such payments under the current management contracts.

The Board noted that each fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be approved.

GEI-SANN-0419
1.855142.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019